-------------------------------------------------------------------------------
-------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 2-56846) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 84
                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 85
                              VANGUARD INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)


                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 26, 2002 PURSUANT TO PARAGRAPH (B) OF RULE 485.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                              VANGUARD(R) U.S. STOCK INDEX FUNDS

                        INVESTOR SHARES & ADMIRAL(TM) SHARES - APRIL 26, 3002

This prospectus
contains financial data
for the Funds through
the fiscal period ended
December 31, 2001.

STOCK

prospectus

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
Investor Shares and Admiral Shares
Prospectus
April 26, 2002

--------------------------------------------------------------------------------
CONTENTS
  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Stock Market Index Fund
    5 Vanguard 500 Index Fund
    8 Vanguard Extended Market Index Fund
    11 Vanguard Mid-Cap Index Fund
    14 Vanguard Small-Cap Index Fund
    17 Vanguard Value Index Fund
    20 Vanguard Small-Cap Value Index Fund
    23 Vanguard Growth Index Fund
    26 Vanguard Small-Cap Growth Index Fund
 29 MORE ON THE FUNDS
 35 THE FUNDS AND VANGUARD
 35 INVESTMENT ADVISER
 36 DIVIDENDS, CAPITAL GAINS, AND TAXES
 38 SHARE PRICE
 38 FINANCIAL HIGHLIGHTS
 48 INVESTING WITH VANGUARD
   48 Buying Shares
   49 Converting Shares
   50 Redeeming Shares
   52 Exchanging Shares
   53 Other Rules You Should Know
   55 Fund and Account Updates
   56 Contacting Vanguard
 58 VIPER SHARES
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

 This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for seven of the Funds. Please note that the Admiral Shares are NOT available to:

 - SIMPLE IRAs and 403(b)(7) custodial accounts;
 - Other retirement plan accounts receiving special administrative services from Vanguard; or
 - Accounts  maintained   by   financial   intermediaries,   except  in  limited
   circumstances.


 Investor Shares and Admiral Shares of Vanguard Total Stock Market and Extended Market Index Funds can be converted into an exchange-traded class of shares known as VIPER Shares. A brief description of VIPER Shares and how to convert into them appears on pages 58-60 of this prospectus. A separate prospectus containing more information about VIPER Shares is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).


 A separate prospectus offers Institutional Shares for all of the Funds (except the 500 Index Fund). Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

 The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
 An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
 An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the nine Vanguard U.S. Stock Index Funds. Eight of these Funds seek to track a particular segment of the U.S. stock market; the ninth Fund seeks to track the entire U.S. stock market.

-------------------------------------------------------------------
FUND                                       SEEKS TO TRACK
-------------------------------------------------------------------
Vanguard  Total Stock  Market Index Fund   The overall  stock market
Vanguard 500 Index  Fund                   Large-cap  stocks
Vanguard  Extended  Market  Index  Fund    Mid- and small-cap stocks
Vanguard  Mid-Cap Index Fund               Mid-cap stocks
Vanguard  Small-Cap Index Fund             Small-cap  stocks
Vanguard  Value Index Fund                 Large-cap  value stocks
Vanguard Small-Cap Value Index Fund        Small-cap value stocks
Vanguard Growth Index Fund                 Large-cap  growth stocks
Vanguard  Small-Cap  Growth Index Fund     Small-cap growth stocks
-------------------------------------------------------------------

 On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE-- VANGUARD(R) TOTAL STOCK MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 -- 10.62%
                        1994 -- -0.17%
                        1995 -- 35.79%
                        1996 -- 20.96%
                        1997 -- 30.99%
                        1998 -- 23.26%
                        1999 -- 23.81%
                        2000 -- -10.57%
                        2001 -- -10.97%
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.93% (quarter ended September 30, 2001).
 The table shows the average annual total returns of the share classes presented and how the returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an

3


assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               PERIODS ENDED DECEMBER 31, 2001
                                                                           SINCE
                                               1 YEAR    5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                          -10.97%      9.74%        12.73%
 Return After Taxes on Distributions          -11.38       9.02         11.82
 Return After Taxes on Distributions and       -6.69       7.72         10.44
  Sale of Fund Shares
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $2.50/quarter** None $10,000):

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.18%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.20%          0.15%


  *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
**If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $20       $64      $113       $255
Admiral Shares      15        48        85        192
---------------------------------------------------------

 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS  AND CAPITAL  GAINS         CONVERSION  FEATURES
Dividends  are  distributed             Investor  Shares--May be converted to
quarterly in March, June, September,  Admiral Shares if you meet certain and December; capital gains, if any,  account balance  and tenure  requirements
are distributed annually in December.   Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--TotSt
                                      Admiral Shares--TotStAdml
INCEPTION DATE
Investor Shares--April 27, 1992       VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--85
                                      Admiral Shares--585
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001                     CUSIP NUMBER
$25 billion                           Investor Shares--922908306
                                      Admiral Shares--922908728
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VTSMX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VTSAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD(R) 500 INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992 -- 7.42%
                        1993 -- 9.89%
                        1994 -- 1.18%
                        1995 -- 37.45%
                        1996 -- 22.88%
                        1997 -- 33.19%
                        1998 -- 28.62%
                        1999 -- 21.07%
                        2000 -- -9.06%
                        2001 -- -12.02%
      ----------------------------------------------------


 During the periods shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.72% (quarter ended September 30, 2001).
 The table shows the average annual total returns of the share classes presented and how the returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                               1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND INVESTOR SHARES
 Return Before Taxes                           -12.02%      10.66%      12.84%
 Return After Taxes on Distributions           -12.45       10.02       11.95
 Return After Taxes on Distributions and        -7.33        8.54       10.56
  Sale of Fund Shares
VANGUARD 500 INDEX FUND ADMIRAL SHARES
 Return Before Taxes                          -11.98%    -12.33%*          --
S&P 500 INDEX (reflects no deduction for
 fees, expenses, or taxes)                    -11.89%      10.70%      12.94%
-------------------------------------------------------------------------------
*Since inception--November 13, 2000.
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $2.50/quarter** None $10,000):

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.16%          0.11%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.01%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.18%          0.12%

  *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
 **If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

7

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $18       $58      $101       $230
Admiral Shares      12        39        68        154
---------------------------------------------------------

 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS  AND CAPITAL  GAINS         CONVERSION  FEATURES
Dividends  are  distributed             Investor  Shares--May be converted to
quarterly in March, June, September,  Admiral Shares if you meet certain and December; capital gains, if any,  account balance  and tenure  requirements
are distributed annually in December.   Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--500
                                      Admiral Shares--500Adml
INCEPTION DATE
Investor Shares--August 31, 1976      VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--40
                                      Admiral Shares--540
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001                     CUSIP NUMBER
$87 billion                           Investor Shares--922908108
                                      Admiral Shares--922908710
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VFINX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VFIAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) EXTENDED MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992 -- 12.47%
                        1993 -- 14.49%
                        1994 -- -1.76%
                        1995 -- 33.80%
                        1996 -- 17.65%
                        1997 -- 26.73%
                        1998 -- 8.32%
                        1999 -- 36.22%
                        2000 -- -15.55%
                        2001 -- -9.13%
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).
 The table shows the average annual total returns of the share classes presented and how the returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or

9

local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                               1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
INVESTOR SHARES
 Return Before Taxes                            -9.13%       7.49%      11.07%
 Return After Taxes on Distributions           -10.18        4.99        9.12
 Return After Taxes on Distributions and        -5.07        5.67        8.84
  Sale of Fund Shares
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL
SHARES
 Return Before Taxes                           -9.09%     -11.59%*        --
WILSHIRE 4500 INDEX (reflects no deduction     -9.32%       7.16%      10.68%
 for fees, expenses, or taxes)
-------------------------------------------------------------------------------
*Since inception--November 13, 2000.
-------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        --------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under         $10/year**           None
$10,000):

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.22%          0.18%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%          0.20%


  *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
 **If applicable,  the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $26       $80      $141       $318
Admiral Shares      20        64       113        255
---------------------------------------------------------

 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                   eligible for Admiral Shares


INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--December 21,      Investor Shares--Extnd
1987                               Admiral Shares--ExtndAdml
Admiral Shares--November 13, 2000
                                   VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS  Investor Shares--98
OF DECEMBER 31, 2001               Admiral Shares--598
$4.6 billion
                                   CUSIP NUMBER
                                   Investor Shares--922908207
SUITABLE FOR IRAS                  Admiral Shares--922908694
Yes
                                  TICKER SYMBOL
MINIMUM INITIAL INVESTMENT         Investor Shares--VEXMX
 Investor Shares--$3,000; $1,000   Admiral Shares--VEXAX
for IRAs and custodial accounts
for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

11

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.



PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1999 -- 15.32%
                        2000 -- 18.10%
                        2001 -- -0.50%
      ----------------------------------------------------


 During the periods shown in the bar chart, the highest return for a calendar quarter was 17.96% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.46% (quarter ended September 30, 2001).
 The table shows how the average annual total returns of the Investor Shares compare with those of its target index. The table presents information for the Investor Shares only, because Admiral Shares were not available during the periods shown. To calculate these figures, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                                   1 YEAR      SINCE INCEPTION*
-------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND INVESTOR SHARES
 Return Before Taxes                                -0.50%              11.27%
 Return After Taxes on Distributions                -1.25                8.96
 Return After Taxes on Distributions and            -0.03                8.10
  Sale of Fund Shares
S&P MIDCAP 400 INDEX (reflects no deduction        -0.60%              10.73%
 for fees, expenses, or taxes)
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under         $10/year**           None
$10,000):

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.22%          0.18%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%          0.20%

  *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
 **If applicable,  the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

13

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $26       $80      $141       $318
Admiral Shares      20        64       113        255
---------------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                   eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--May 21, 1998      Investor Shares--MidCp
Admiral Shares--November 12, 2001  Admiral Shares--MidCpAdml


NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF DECEMBER 31, 2001               Investor Shares--859
$2.9 billion                       Admiral Shares--5859


                                  CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922908843
Yes                                Admiral Shares--922908645

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--VIMSX
for IRAs and custodial accounts    Admiral Shares--VIMAX
for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992 -- 18.20%
                        1993 -- 18.70%
                        1994 -- -0.51%
                        1995 -- 28.74%
                        1996 -- 18.12%
                        1997 -- 24.59%
                        1998 -- -2.61%
                        1999 -- 23.13%
                        2000 -- -2.67%
                        2001 -- 3.10%
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 20.88% (quarter ended December 31, 2001), and the lowest return for a quarter was -20.71% (quarter ended September 30, 2001).
 The table shows the average annual total returns of the share classes presented and how the returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

15


 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                              1 YEAR     5 YEARS       10 YEARS
-------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND INVESTOR SHARES
 Return Before Taxes                            3.10%       8.44%       12.27%
 Return After Taxes on Distributions            2.65        6.27        10.28
 Return After Taxes on Distributions and        1.89        6.35         9.73
  Sale of Fund Shares
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
 Return Before Taxes                           3.17%       4.39%*         --
RUSSELL 2000 INDEX (reflects no deduction      2.49%       7.52%       11.51%
 for fees, expenses, or taxes)
-------------------------------------------------------------------------------
*Since inception--November 13, 2000.
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred during the fiscal year ended December 31, 2001.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under         $10/year**           None
$10,000):

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.24%          0.17%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.27%          0.20%

  *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
 **If applicable,  the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $28       $87      $152      $343
Admiral Shares      20        64       113       255
---------------------------------------------------------

 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since 1989                    Investor Shares if you are no longer
                                   eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor  Shares--October 3, 1960  Investor Shares--SmCap
Admiral Shares--November 13, 2000  Admiral Shares--SmCapAdml


NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF DECEMBER 31, 2001               Investor Shares--48
$4.7 billion                       Admiral Shares--548


                                  CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922908702
Yes                                Admiral Shares--922908686

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--NAESX
for IRAs and custodial accounts    Admiral Shares--VSMAX
for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

17

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/Barra Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 -- 18.35%
                        1994 -- -0.73%
                        1995 -- 36.94%
                        1996 -- 21.86%
                        1997 -- 29.77%
                        1998 -- 14.64%
                        1999 -- 12.57%
                        2000 -- 6.08%
                        2001 -- -11.88%
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.26% (quarter ended September 30, 2001).
 The table shows the average annual total returns of the share classes presented and how the returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                                                          SINCE
                                              1 YEAR    5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND INVESTOR SHARES
 Return Before Taxes                          -11.88%      9.38%        13.47%
 Return After Taxes on Distributions          -13.43       7.19         11.42
 Return After Taxes on Distributions and       -6.57       6.97         10.60
  Sale of Fund Shares
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        --------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $2.50/quarter** None $10,000):

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.20%          0.15%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%          0.17%

  *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
 **If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

19

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $23       $71       $124      $280
Admiral Shares      17        55         96       217
---------------------------------------------------------

 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS  AND CAPITAL  GAINS         CONVERSION  FEATURES
Dividends  are  distributed             Investor  Shares--May be converted to
quarterly in March, June, September,  Admiral Shares if you meet certain and December; capital gains, if any,  account balance  and tenure  requirements
are distributed annually in December.   Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--Value
                                      Admiral Shares--ValAdml
INCEPTION DATE
Investor Shares--November 2, 1992     VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--06
                                      Admiral Shares--506
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001                     CUSIP NUMBER
$4.5 billion                          Investor Shares--922908405
                                      Admiral Shares--922908678
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VIVAX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VVIAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) SMALL-CAP VALUE INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/Barra Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1999 -- 3.35%
                        2000 -- 21.88%
                        2001 -- 13.70%
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 21.37% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.63% (quarter ended September 30, 2001).
 The table shows how the average annual total returns of the Investor Shares compare with those of its target index. To calculate these figures, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for another share class will differ.

21


 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                                   1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND
INVESTOR SHARES
 Return Before Taxes                                13.70%               6.45%
 Return After Taxes on Distributions                11.19                4.29
 Return After Taxes on Distributions and             8.43                4.04
  Sale of Fund Shares
S&P SMALLCAP 600/BARRA VALUE INDEX
 (reflects no deduction for fees, expenses,        13.10%               5.69%
 or taxes)
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):          $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
     **If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $28         $87       $152         $343
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS         MINIMUM INITIAL INVESTMENT
Distributed annually in December    $3,000; $1,000 for IRAs and custodial
                                    accountsfor minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,   NEWSPAPER ABBREVIATION
Pa.,                                SmVal
since inception
                                    VANGUARD FUND NUMBER
INCEPTION DATE                      860
May 21, 1998
                                    CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS   922908793
OF DECEMBER 31, 2001
$1.1 billion                        TICKER SYMBOL
                                    VISVX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

23

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/Barra Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 -- 1.53%
                        1994 -- 2.89%
                        1995 -- 38.06%
                        1996 -- 23.74%
                        1997 -- 36.34%
                        1998 -- 42.21%
                        1999 -- 28.76%
                        2000 -- -22.21%
                        2001 -- -12.93%
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.50% (quarter ended March 31, 2001).
 The table shows the average annual total returns of the share classes presented and how the returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                                                          SINCE
                                              1 YEAR    5 YEARS      INCEPTION*
-------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND INVESTOR SHARES
 Return Before Taxes                          -12.93%     11.08%        13.20%
 Return After Taxes on Distributions          -13.18      10.52         12.49
 Return After Taxes on Distributions and       -7.88       9.00         10.99
  Sale of Fund Shares
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $2.50/quarter** None $10,000):

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.19%          0.15%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%          0.17%

  *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
 **If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

25

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $23       $71       $124      $280
Admiral Shares      17        55         96       217
---------------------------------------------------------

 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS  AND CAPITAL  GAINS         CONVERSION  FEATURES
Dividends  are  distributed             Investor  Shares--May be converted to
quarterly in March, June, September,  Admiral Shares if you meet certain and December; capital gains, if any,  account balance  and tenure  requirements
are distributed annually in December.   Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--Growth
                                      Admiral Shares--GrwthAdml
INCEPTION DATE
Investor Shares--November 2, 1992     VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--09
                                      Admiral Shares--509
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001                     CUSIP NUMBER
$10.3 billion                         Investor Shares--922908504
                                      Admiral Shares--922908660
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VIGRX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VIGAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) SMALL-CAP GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/Barra Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1999 -- 19.80%
                        2000 -- 1.59%
                        2001 -- -0.78%
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999), and the lowest return for a quarter was -17.50% (quarter ended September 30, 2001).
 The table shows how the average annual total returns of the Investor Shares compare with those of its target index. To calculate these figures, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for another share class will differ.

27


 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2001
                                                   1 YEAR      SINCE INCEPTION*
-------------------------------------------------------------------------------
VANGUARD SMALL-CAP GROWTH INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                                -0.78%               3.94%
 Return After Taxes on Distributions                -0.83                3.43
 Return After Taxes on Distributions and            -0.77                3.01
  Sale of Fund Shares
S&P SMALLCAP 600/BARRA GROWTH INDEX
 (reflects no deduction for fees, expenses,        -0.47%               3.42%
 or taxes)
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchases Fee:                                                     None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):          $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
     **If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $28         $87       $152         $343
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS         MINIMUM INITIAL INVESTMENT
Distributed annually in December    $3,000; $1,000 for IRAs and custodial
                                    accountsfor minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,   NEWSPAPER ABBREVIATION
Pa., since inception                SmGth


                                    VANGUARD FUND NUMBER
INCEPTION DATE                      861
May 21, 1998
                                    CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS   922908827
OF DECEMBER 31, 2001
$466 million                        TICKER SYMBOL
                                    VISGX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

29

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
 The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
 Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
 REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.

 SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,000 separate stocks as of December 31, 2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.
 The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2001.


      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,424            6,054
      500                          506              500
      Extended Market            3,026            5,564
      Mid-Cap                      407              400
      Small-Cap                  1,953            1,931
      Value                        356              354
      Small-Cap Value              394              380
      Growth                       146              146
      Small-Cap Growth             221              220
      --------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

31

MARKET EXPOSURE

The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG]
EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

 Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

 To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%    19.9%      17.8%
Worst                -43.1    -12.4     -0.8        3.1
Average               12.6     11.1     11.2       11.4
----------------------------------------------------------

 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
 Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
 Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/Barra Value Index and the S&P 500/Barra Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/Barra Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/Barra Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG]
EACH FUND IS SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION


[FLAG]
When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. By tracking its target index, the Growth Index Fund has at times been technically "nondiversified" under SEC standards. This has happened when, due to the rapid appreciation of certain stocks in its target index, the Fund's top few holdings represented more than 25% of its total assets. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. The Fund continues to hold more than 100 stock positions in a variety of market sectors. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks.
 In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.


OTHER INVESTMENT POLICIES AND RISKS

Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
 Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
 Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG]
EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

 To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in

33

a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
 The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
 The reasons for which a Fund will invest in futures and options are: n To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
nTo reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



ACCOUNT MAINTENANCE FEES
 Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. For funds that distribute dividends quarterly, the account maintenance fee is $2.50 per quarter, deducted from the quarterly dividend, which usually is distributed during the last two weeks of each calendar quarter. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.


COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

35


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 60%; for all domestic stock funds, the average turnover rate was approximately 110%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of December 31, 2001, Vanguard served as adviser for about $408 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
 For the fiscal year ended December 31, 2001, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.
 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

 The manager primarily responsible for overseeing the Funds' investments is:

 GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
 Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

37

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

 Unless you are investing through a tax-deferred  retirement account (such as an
 IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
 Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
 When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.



FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

39


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


 This explanation uses the Total Stock Market Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2001 with a net asset value (price) of $29.26 per share. During the year, each Investor Share earned $0.31 from investment income (interest and dividends). There was a decline of $3.533 per share in the value of investments held or sold by the Fund, resulting in a net decline of $3.223 per share from investment operations.

 Shareholders received $0.297 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the year was $25.74, reflecting losses of $3.223 per share and distributions of $0.297 per share. This was a decrease of $3.52 per share (from $29.26 at the beginning of the year to $25.74 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -10.97% for the year.

 As of December 31, 2001, the Investor Shares had $15.8 billion in net assets. For the year, the expense ratio was 0.20% ($2.00 per $1,000 of net assets), and the net investment income amounted to 1.11% of average net assets. The Fund sold and replaced securities valued at 7% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                      VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                 INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------------
                           2001          2000          1999         1998         1997
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $29.26        $33.22        $27.42       $22.64       $17.77
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .310          .331          .317         .336         .319
 Net Realized and
 Unrealized Gain         (3.533)       (3.815)        6.133        4.898        5.143
 (Loss) on Investments
                        --------------------------------------------------------------------
 Total from Investment   (3.223)       (3.484)        6.450        5.234        5.462
  Operations
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income        (.297)        (.336)        (.330)       (.329)       (.322)
 Distributions from
 Realized Capital            --         (.140)        (.320)       (.125)       (.270)
 Gains
                        --------------------------------------------------------------------
 Total Distributions      (.297)        (.476)        (.650)       (.454)       (.592)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END     $25.74        $29.26        $33.22       $27.42       $22.64
 OF YEAR
--------------------------------------------------------------------------------------------
TOTAL RETURN*           -10.97%       -10.57%        23.81%       23.26%       30.99%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $15,781       $16,856       $18,133       $9,308       $5,092
 Ratio of Total
 Expenses to Average
 Net Assets               0.20%         0.20%         0.20%        0.20%        0.20%
 Ratio of Net
 Investment Income to
 Average Net Assets       1.11%         1.04%         1.15%        1.44%        1.65%
 Turnover Rate             7%**            7%            3%           3%           2%
--------------------------------------------------------------------------------------------

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
** Turnover rate excluding in-kind redemptions was 3%.

--------------------------------------------------------------------------------
                                  VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $29.26              $30.22
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .332                .049
 Net Realized and Unrealized                  (3.533)              (.830)
  Gain (Loss) on Investments
--------------------------------------------------------------------------------
   Total from Investment                      (3.201)              (.781)
    Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                       (.309)              (.099)
 Distributions from Realized                      --               (.080)
  Capital Gains
--------------------------------------------------------------------------------
   Total Distributions                         (.309)              (.179)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $25.75              $29.26
--------------------------------------------------------------------------------
TOTAL RETURN                                 -10.89%              -2.55%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                  $3,894              $2,104
 Ratio of Total Expenses to
  Average Net Assets                           0.15%             0.15%**
 Ratio of Net Investment Income
  to Average Net Assets                        1.17%             1.23%**
 Turnover Rate                                   7%+                  7%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.
 +Turnover rate excluding in-kind redemptions was 3%.





-----------------------------------------------------------------------------------------------
                                               VANGUARD 500 INDEX FUND
                                                   INVESTOR SHARES
                                               YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------------------------
                           2001          2000           1999          1998          1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,        $121.86       $135.33        $113.95       $ 90.07        $69.17
 BEGINNING OF YEAR
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    1.260          1.29          1.370          1.33          1.31
 Net Realized and
 Unrealized Gain        (15.955)       (13.46)        22.415         24.30         21.50
 (Loss) on Investments
                        -----------------------------------------------------------------------
 Total from Investment  (14.695)       (12.17)      23.785         25.63         22.81
  Operations
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income       (1.275)        (1.30)        (1.410)        (1.33)        (1.32)
 Distributions from
 Realized Capital            --            --          (.995)         (.42)         (.59)
 Gains
                        -----------------------------------------------------------------------
 Total Distributions     (1.275)        (1.30)        (2.405)        (1.75)        (1.91)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                $105.89       $121.86       $135.33       $113.95        $90.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN*           -12.02%        -9.06%         21.07%        28.62%        33.19%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $73,151       $88,240       $104,652       $74,229       $49,358
 Ratio of Total
 Expenses to Average
 Net Assets               0.18%         0.18%          0.18%         0.18%         0.19%
 Ratio of Net
 Investment Income to
 Average Net Assets       1.14%         0.98%          1.13%         1.35%         1.66%
 Turnover Rate**             4%            9%             6%            6%            5%
-----------------------------------------------------------------------------------------------

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Turnover rates excluding in-kind redemptions were 3%, 7%, 3%, 3%, and 3%, respectively.

41



-------------------------------------------------------------------------------
                                                 VANGUARD 500 INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $121.87             $124.88
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         1.313                .179
 Net Realized and Unrealized                 (15.955)             (2.808)
  Gain (Loss) on Investments
-------------------------------------------------------------------------------
   Total from Investment Operations          (14.642)             (2.629)
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (1.338)              (.381)
 Distributions from Realized                      --                  --
  Capital Gains
--------------------------------------------------------------------------------
   Total Distributions                        (1.338)              (.381)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $105.89             $121.87
-------------------------------------------------------------------------------
TOTAL RETURN                                 -11.98%              -2.10%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                 $13,863              $8,237
 Ratio of Total Expenses to
  Average Net Assets                           0.12%               0.12%**
 Ratio of Net Investment Income
  to Average Net Assets                        1.22%               1.03%**
 Turnover Rate                                    4%+                 9%+
-------------------------------------------------------------------------------
 *Inception.
**Annualized.
 +Turnover rates excluding in-kind redemptions were 3% and 7%, respectively.





------------------------------------------------------------------------------------------
                                      VANGUARD EXTENDED MARKET INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------
                          2001          2000         1999         1998         1997
------------------------------------------------------------------------------------------
NET ASSET VALUE,        $26.61        $37.07       $30.63       $30.76       $26.20
 BEGINNING OF YEAR
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .203          .274         .297         .388         .351
 Net Realized and
 Unrealized Gain        (2.703)       (6.041)      10.101        2.025        6.479
 (Loss) on Investments
                        ------------------------------------------------------------------
 Total from Investment  (2.500)       (5.767)      10.398        2.413        6.830
  Operations
------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income       (.210)        (.263)       (.318)       (.373)       (.360)
 Distributions from
 Realized Capital        (.810)       (4.430)      (3.640)      (2.170)      (1.910)
 Gains
                        ------------------------------------------------------------------
 Total Distributions    (1.020)       (4.693)     (3.958)      (2.543)      (2.270)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $23.09        $26.61       $37.07       $30.63       $30.76
 OF YEAR
------------------------------------------------------------------------------------------
TOTAL RETURN*           -9.13%       -15.55%       36.22%        8.32%       26.73%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $3,115        $3,881       $4,221       $2,939       $2,723
 Ratio of Total
 Expenses to Average
 Net Assets              0.25%         0.25%        0.25%        0.23%        0.23%
 Ratio of Net
 Investment Income to
 Average Net Assets      0.88%         0.81%        1.04%        1.21%        1.30%
 Turnover Rate             20%           33%          26%          27%          15%
------------------------------------------------------------------------------------------

*Total return figures do not reflect the purchase fee imposed prior to April 1, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.

-------------------------------------------------------------------------------
                                     VANGUARD EXTENDED MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $26.61              $31.89
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .213                .050
 Net Realized and Unrealized                 (2.703)             (1.736)
  Gain (Loss) on Investments
-------------------------------------------------------------------------------
   Total from Investment Operations          (2.490)             (1.686)
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                      (.220)              (.274)
 Distributions from Realized                  (.810)             (3.320)
  Capital Gains
-------------------------------------------------------------------------------
   Total Distributions.                      (1.030)             (3.594)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $23.09              $26.61
-------------------------------------------------------------------------------
TOTAL RETURN                                  -9.09%              -4.30%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                    $735                $441
 Ratio of Total Expenses to
  Average Net Assets                           0.20%             0.20%**
 Ratio of Net Investment Income
  to Average Net Assets                        0.94%             1.23%**
 Turnover Rate                                   20%                 33%
-------------------------------------------------------------------------------
 *Inception.
**Annualized.




--------------------------------------------------------------------------------
                                           VANGUARD MID-CAP INDEX FUND
                                                 INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31
                                 -----------------------------------------------
                                    2001         2000         1999        1998*
--------------------------------------------------------------------------------
NET ASSET VALUE,                  $12.21       $11.30       $10.79       $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .081         .071         .073         .053
 Net Realized and
 Unrealized Gain                   (.166)       1.897        1.448         .840
 (Loss) on Investments
--------------------------------------------------------------------------------
 Total from Investment             (.085)       1.968        1.521         .893
  Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income                 (.070)       (.078)       (.076)       (.053)
 Distributions from
 Realized Capital Gains            (.245)       (.980)       (.935)       (.050)
--------------------------------------------------------------------------------
 Total Distributions               (.315)      (1.058)      (1.011)       (.103)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                        $11.81       $12.21       $11.30       $10.79
--------------------------------------------------------------------------------
TOTAL RETURN**                    -0.50%       18.10%       15.32%        8.55%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Period (Millions)                $2,049       $1,614         $605         $206
 Ratio of Total
 Expenses to Average
 Net Assets                        0.25%        0.25%        0.25%       0.25%+
 Ratio of Net
 Investment Income to
 Average Net Assets                0.83%        0.90%        0.99%       1.19%+
 Turnover Rate                       24%           51           38          44%
--------------------------------------------------------------------------------
 *Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
**Total return figures do not reflect the purchase fee imposed prior to March 1, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

43


-------------------------------------------------------------------------------
                                             VANGUARD MID-CAP INDEX FUND
                                                          ADMIRAL SHARES
                                                             NOV. 12* TO
                                                           DEC. 31, 2001
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $50.00
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                              .056
 Net Realized and Unrealized Gain (Loss) on Investments            3.982
-------------------------------------------------------------------------------
   Total from Investment                                           4.038
    Operations
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                                           (.320)
 Distributions from Realized                                       (.158)
  Capital Gains
-------------------------------------------------------------------------------
   Total Distributions                                             (.478)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $53.56
-------------------------------------------------------------------------------
TOTAL RETURN                                                       8.06%
--- ---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                                        $223
 Ratio of Total Expenses to
  Average Net Assets                                             0.20%**
 Ratio of Net Investment Income
  to Average Net Assets                                          0.86%**
 Turnover Rate                                                       24%
-------------------------------------------------------------------------------
 *Inception.
** Annualized.





-----------------------------------------------------------------------------------------
                                         VANGUARD SMALL-CAP INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------------------
                          2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------
NET ASSET VALUE,        $19.44       $23.60       $21.20       $23.75       $20.23
 BEGINNING OF YEAR
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .217         .270         .256         .311         .277
 Net Realized and
 Unrealized Gain          .388       (1.145)       4.491       (1.007)       4.632
 (Loss) on Investments
                        -----------------------------------------------------------------
 Total from Investment    .605        (.875)       4.747        (.696)       4.909
  Operations
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income       (.225)       (.260)       (.267)       (.304)       (.274)
 Distributions from
 Realized Capital           --       (3.025)      (2.080)      (1.550)      (1.115)
 Gains
                        -----------------------------------------------------------------
 Total Distributions     (.225)      (3.285)      (2.347)      (1.854)      (1.389)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END    $19.82       $19.44       $23.60       $21.20       $23.75
 OF YEAR
-----------------------------------------------------------------------------------------
TOTAL RETURN*            3.10%       -2.67%       23.13%       -2.61%       24.59%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $3,545       $3,577       $3,553       $2,768       $2,652
 Ratio of Total
 Expenses to Average
 Net Assets              0.27%        0.27%        0.25%        0.24%        0.23%
 Ratio of Net
 Investment Income to
 Average Net Assets      1.16%        1.17%        1.25%        1.39%        1.38%
 Turnover Rate             39%          49%          42%          35%          29%
-----------------------------------------------------------------------------------------

*Total return figures do not reflect the purchase fee imposed prior to April 1, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.

-------------------------------------------------------------------------------
                                           VANGUARD SMALL-CAP INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $19.44              $22.40
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .231                .053
 Net Realized and Unrealized                    .388                .062
  Gain (Loss) on Investments
-------------------------------------------------------------------------------
   Total from Investment Operations             .619                .115
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                       (.239)              (.265)
 Distributions from Realized                      --              (2.810)
  Capital Gains
-------------------------------------------------------------------------------
   Total Distributions                         (.239)             (3.075)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $19.82              $19.44
-------------------------------------------------------------------------------
TOTAL RETURN                                   3.17%               1.75%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                    $547                $252
 Ratio of Total Expenses to
  Average Net Assets                           0.20%             0.20%**
 Ratio of Net Investment Income
  to Average Net Assets                        1.24%             1.79%**
 Turnover Rate                                   39%                 49%
-------------------------------------------------------------------------------
 *Inception.
**Annualized.





------------------------------------------------------------------------------------------
                                           VANGUARD VALUE INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------
                           2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------
NET ASSET VALUE,         $22.87       $22.89       $22.51       $20.85       $17.02
 BEGINNING OF YEAR
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .309         .355         .355         .366          .38
 Net Realized and
 Unrealized Gain         (2.986)        .963        2.342        2.647         4.57
 (Loss) on Investments
-------------------------------------------------------------------------------------------
 Total from Investment   (2.677)       1.318        2.697        3.013         4.95
  Operations
------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income        (.316)       (.358)       (.362)       (.363)        (.37)
 Distributions from
 Realized Capital         (.977)       (.980)      (1.955)       (.990)        (.75)
 Gains
------------------------------------------------------------------------------------------
 Total Distributions     (1.293)      (1.338)      (2.317)      (1.353)       (1.12)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END     $18.90       $22.87       $22.89       $22.51       $20.85
 OF YEAR
------------------------------------------------------------------------------------------
TOTAL RETURN*           -11.88%        6.08%       12.57%       14.64%       29.77%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)         $3,018       $3,450       $3,378       $2,421       $1,796
 Ratio of Total
 Expenses to Average
 Net Assets               0.22%        0.22%        0.22%        0.22%        0.20%
 Ratio of Net
 Investment Income to
 Average Net Assets       1.51%        1.60%        1.59%        1.72%        2.05%
 Turnover Rate              38%          37%          41%          33%          25%
------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

45


-------------------------------------------------------------------------------
                                               VANGUARD VALUE INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $22.87              $22.86
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .318                .045
 Net Realized and Unrealized                  (2.986)               .635
  Gain (Loss) on Investments
-------------------------------------------------------------------------------
   Total from Investment Operations           (2.668)               .680
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                       (.325)              (.100)
 Distributions from Realized                   (.977)              (.570)
  Capital Gains
-------------------------------------------------------------------------------
   Total Distributions                        (1.302)              (.670)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $18.90              $22.87
-------------------------------------------------------------------------------
TOTAL RETURN                                 -11.83%               3.13%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                    $587                $248
 Ratio of Total Expenses to
  Average Net Assets                           0.17%             0.17%**
 Ratio of Net Investment Income
  to Average Net Assets                        1.57%             0.19%**
 Turnover Rate                                   38%                 37%
-------------------------------------------------------------------------------
 *Inception.
**Annualized.



--------------------------------------------------------------------------------
                                               VANGUARD SMALL-CAP VALUE
                                              INDEX FUND INVESTOR SHARES
                                               YEAR ENDED DECEMBER 31,
                                    2001         2000        1999         1998*
--------------------------------------------------------------------------------
NET ASSET VALUE,                  $ 9.65        $8.45       $8.74        $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .074         .084        .065          .045
 Net Realized and
 Unrealized Gain                   1.176        1.698        .210        (1.250)
 (Loss) on Investments
--------------------------------------------------------------------------------
 Total from Investment             1.250        1.782        .275        (1.205)
  Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income                 (.065)       (.082)      (.070)        (.055)
 Distributions from
 Realized Capital                  (.545)       (.500)      (.495)           --
 Gains
--------------------------------------------------------------------------------
 Total Distributions               (.610)       (.582)      (.565)        (.055)
--------------------------------------------------------------------------------
NET ASSET VALUE, END              $10.29        $9.65       $8.45        $ 8.74
 OF PERIOD
--------------------------------------------------------------------------------
TOTAL RETURN**                    13.70%       21.88%       3.35%       -12.47%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Period (Millions)                  $802         $317        $204          $113
 Ratio of Total
 Expenses to Average
 Net Assets                        0.27%        0.27%       0.25%        0.25%+
 Ratio of Net
 Investment Income to
 Average Net Assets                0.97%        1.16%       0.96%        1.13%+
 Turnover Rate                       59%          82%         80%           53%
--------------------------------------------------------------------------------
 *Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
**Total return figures do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception  through  February 28, 1999) or the
 $10  annual  account   maintenance  fee  applied  on  balances  under  $10,000.
 +Annualized.

--------------------------------------------------------------------------------------------
                                            VANGUARD GROWTH INDEX FUND
                                                 INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------------
                           2001          2000          1999         1998         1997
--------------------------------------------------------------------------------------------
NET ASSET VALUE,         $30.57        $39.43        $31.67       $22.53       $16.90
 BEGINNING OF YEAR
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .181          .126          .207         .230          .23
 Net Realized and
 Unrealized Gain         (4.144)       (8.861)        8.821        9.244         5.88
 (Loss) on Investments
--------------------------------------------------------------------------------------------
 Total from Investment   (3.963)       (8.735)        9.028        9.474         6.11
  Operations
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income        (.187)        (.125)        (.228)       (.219)        (.23)
 Distributions from
 Realized Capital            --            --        (1.040)       (.115)        (.25)
 Gains
--------------------------------------------------------------------------------------------
 Total Distributions      (.187)        (.125)       (1.268)       (.334)        (.48)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END     $26.42        $30.57        $39.43       $31.67       $22.53
 OF YEAR
--------------------------------------------------------------------------------------------
TOTAL RETURN*           -12.93%       -22.21%        28.76%       42.21%       36.34%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)         $8,445       $11,162       $15,232       $6,644       $2,365
 Ratio of Total
 Expenses to Average
 Net Assets               0.22%         0.22%         0.22%        0.22%        0.20%
 Ratio of Net
 Investment Income to
 Average Net Assets       0.67%         0.33%         0.64%        0.92%        1.19%
 Turnover Rate              31%           33%           33%          29%          26%
--------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.


--------------------------------------------------------------------------------
                                             VANGUARD GROWTH INDEX FUND
                                                    ADMIRAL SHARES
                                      -----------------------------------------
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                 $30.57              $33.12
 PERIOD
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .194                .024
 Net Realized and Unrealized                  (4.144)             (2.536)
  Gain (Loss) on Investments
--------------------------------------------------------------------------------
   Total from Investment Operations           (3.950)             (2.512)
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.200)               (.038)
 Distributions from Realized                      --                  --
  Capital Gains
--------------------------------------------------------------------------------
   Total Distributions                         (.200)              (.038)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $26.42              $30.57
-------------------------------------------------------------------------------
TOTAL RETURN                                 -12.88%              -7.59%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Millions)                                    $906                $709
 Ratio of Total Expenses to
  Average Net Assets                           0.17%             0.17%**
 Ratio of Net Investment Income
  to Average Net Assets                        0.74%             0.56%**
 Turnover Rate                                   31%                 33%
-------------------------------------------------------------------------------
 *Inception.
**Annualized.

47



--------------------------------------------------------------------------------
                                            VANGUARD SMALL-CAP GROWTH
                                           INDEX FUND INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------
                                    2001         2000         1999        1998*
--------------------------------------------------------------------------------
NET ASSET VALUE,                  $10.97       $11.38       $ 9.53       $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .009         .009         .025          .03
 Net Realized and
 Unrealized Gain                   (.094)        .154        1.860         (.47)
 (Loss) on Investments
--------------------------------------------------------------------------------
 Total from Investment             (.085)        .163        1.885         (.44)
  Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income                 (.015)       (.003)       (.035)        (.03)
 Distributions from
 Realized Capital                     --        (.570)          --           --
 Gains
--------------------------------------------------------------------------------
 Total Distributions               (.015)       (.573)       (.035)        (.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END              $10.87       $10.97       $11.38       $ 9.53
 OF PERIOD
--------------------------------------------------------------------------------
TOTAL RETURN**                    -0.78%        1.59%       19.80%       -4.77%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Period (Millions)                  $357         $356         $167          $90
 Ratio of Total
 Expenses to Average
 Net Assets                        0.27%        0.27%        0.25%       0.25%+
 Ratio of Net
 Investment Income to
 Average Net Assets                0.11%        0.03%        0.33%       0.63%+
 Turnover Rate                       74%         136%          82%          77%
--------------------------------------------------------------------------------
 *Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
**Total return figures do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception  through  February 28, 1999) or the
 $10  annual  account   maintenance  fee  applied  on  balances  under  $10,000.
 +Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES


ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
 Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.


HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

49


YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.


PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
 - SIMPLE IRAs and 403(b)(7) custodial accounts;
 - Other retirement plan accounts receiving special administrative services from Vanguard; or
 - Accounts maintained by financial intermediaries, except in limited circumstances.
^THIRD-PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.



CONVERTING SHARES


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared to that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
 Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance is at least $10 million. The Funds' Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m.,

51

Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.


TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day. Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



EXCHANGING SHARES

All open Vanguard funds accept exchange requests online, (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

 If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX(TM) FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, and GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cut-off for online and phone exchanges will be 11:30 a.m., Eastern time.)

53


- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

 For ALL OTHER VANGUARD FUNDS,  the following  limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period.
- A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means).
-    Round trips must be at least 30 days apart.
- "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
 Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW


TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, the International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund,

International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added or deleted from this list at any time without prior notice to shareholders.

VANGUARD.COM(TM)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, the International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added or deleted from this list at any time without prior notice to shareholders.


WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.


RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

55

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
 If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
 Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single-category method, which is one of the methods established by the IRS.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard U.S. Stock Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of
the  financial  markets  and  specific  information   concerning  the  Funds:
- Performance  assessments  with comparisons to industry  benchmarks.
- Financial statements with detailed listings of the Funds' holdings.
 To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD


ONLINE

VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD  TELE-ACCOUNT(R)
1-800-662-6273  (ON-BOARD)
- For  automated  fund and account information
- For redemptions by check,  exchange,  or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739  (CREW)
(Text telephone at 1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
- For Admiral account  information
- For most Admiral transactions
- Business hours only

57

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard U.S. Stock Index Funds Investor Shares or Admiral Shares:
 Total Stock Market  Index--85  (Investor  Shares) or 585  (Admiral  Shares)
 500 Index--40  (Investor  Shares) or 540 (Admiral Shares)
 Extended Market Index--98 (Investor Shares) or 598 (Admiral Shares)
 Mid-Cap Index--859  (Investor Shares) or 5859 (Admiral Shares)
 Small-Cap  Index--48 (Investor Shares) or 548 (Admiral Shares)
 Value Index--06  (Investor  Shares) or 506 (Admiral  Shares)
 Small-Cap Value Index--860  (Investor Shares only)
 Growth Index--09  (Investor Shares) or 509 (Admiral Shares)
 Small-Cap Growth Index--861 (Investor Shares only)

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," "S&P SmallCap 600," "S&P SmallCap 600/Barra Value," "S&P SmallCap 600/Barra Growth," "S&P 500/Barra Value," and "S&P 500/Barra Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

VIPER(TM) SHARES


In addition to Investor Shares and Admiral Shares, certain Vanguard funds offer a class of shares, known as VIPER Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Investor Shares or Admiral Shares issued by one of these funds, you may convert those shares into VIPER Shares of the same fund.

Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.


 Two Vanguard funds currently offer a VIPER Share class:


FUND                             VIPER SHARES                    TICKER SYMBOL
-------------------------------------------------------------------------------
Vanguard Total Stock Market      Total Stock Market VIPERsTM
Index Fund                                                           VTI
Vanguard Extended Market Index   Extended Market VIPERsTM            VXF
Fund
-------------------------------------------------------------------------------

 Although VIPER Shares represent an investment in the same portfolio of securities as Investor Shares and Admiral Shares of that Fund, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to VIPER Shares.
 The following material summarizes key information about VIPER Shares. A separate prospectus with more complete information about VIPER Shares is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES

Investor Shares and Admiral Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value (NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.
 An organized market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares are listed for trading on the AMEX. Investors can purchase and sell VIPER Shares on the open market through a broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of the fund's portfolio securities and the supply of and demand for VIPER Shares. The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. The variation between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES

Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring VIPER Shares, you must have a brokerage account with a full-service or discount broker.
 You buy and sell VIPER Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount that you must invest and no minimum number of VIPER Shares that you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares and receive less than NAV when you sell those shares.
 If  you  own  conventional   shares  (Investor   Shares,   Admiral  Shares,  or
Institutional Shares) of a Vanguard fund that issues VIPER Shares, you can convert those shares into VIPER Shares of equivalent value--but you cannot convert back. See below under the heading "Conversions" for a discussion of the conversion process.

59


 There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers, (ii) in large blocks of 30,000 or 60,000 VIPER Shares (depending on the fund), known as Creation Units, and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.


RISKS

VIPER Shares issued by a fund are subject to the same risks as conventional shares of the same fund. VIPER Shares are also subject to the following risks:
- The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the American Stock Exchange (AMEX), it is possible that an active trading market may not be maintained.
- Trading of a fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FEES AND EXPENSES

When you buy and sell VIPER Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
 For the current fiscal year, the total annual operating expenses (the expense ratio) for each type of VIPER Share are expected to be:

---------------------------------------------------
VIPER SHARES                EXPECTED EXPENSE RATIO
---------------------------------------------------
Total Stock Market VIPERs           0.15%
Extended Market VIPERs              0.20
---------------------------------------------------

ACCOUNT SERVICES

Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose VIPER Shares you own. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS

Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by one of the Vanguard U.S. Stock Index Funds may convert those shares into VIPER Shares of equivalent value of the same fund. Note: Investors who own conventional shares of a Vanguard fund through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
 To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
 Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You would realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
 Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into VIPER Shares:
- The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.
- Until the conversion process is complete, you will remain fully invested in the fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, VIPER Shares of one fund cannot be exchanged for VIPER Shares of another fund.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard U.S. Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners. To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number: 811-2652


(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P040 042002

                                              VANGUARD(R) U.S. STOCK INDEX FUNDS

                        INVESTOR SHARES FOR PARTICIPANTS - APRIL 26, 2002

This prospectus
contains financial data
for the Funds through
the fiscal period ended
December 31, 2001.

STOCK

prospectus

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
Investor Shares
Participant Prospectus
April 26, 2002

--------------------------------------------------------------------------------
CONTENTS
  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Stock Market Index Fund
    4 Vanguard 500 Index Fund
    6 Vanguard Extended Market Index Fund
    9 Vanguard Mid-Cap Index Fund
   11 Vanguard Small-Cap Index Fund
   13 Vanguard Value Index Fund
   15 Vanguard Small-Cap Value Index Fund
   18 Vanguard Growth Index Fund
   21 Vanguard Small-Cap Growth Index Fund
 24 MORE ON THE FUNDS
 29 THE FUNDS AND VANGUARD
 30 INVESTMENT ADVISER
 30 DIVIDENDS, CAPITAL GAINS, AND TAXES
 31 SHARE PRICE
 32 FINANCIAL HIGHLIGHTS
 38 INVESTING WITH VANGUARD
 39 ACCESSING FUND INFORMATION BY COMPUTER
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

This  prospectus   offers  the  Funds'  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
 An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
 An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the nine Vanguard U.S. Stock Index Funds. Eight of these Funds seek to track a particular segment of the U.S. stock market; the ninth Fund seeks to track the entire U.S. stock market.

--------------------------------------------------------------------
FUND                                       SEEKS TO TRACK
--------------------------------------------------------------------
Vanguard  Total Stock  Market Index Fund   The overall  stock market
Vanguard 500 Index  Fund                   Large-cap  stocks
Vanguard  Extended  Market  Index  Fund    Mid- and small-cap stocks
Vanguard  Mid-Cap Index Fund               Mid-cap stocks
Vanguard  Small-Cap Index Fund             Small-cap  stocks
Vanguard  Value Index Fund                 Large-cap  value stocks
Vanguard Small-Cap Value Index Fund        Small-cap value stocks
Vanguard Growth Index Fund                 Large-cap  growth stocks
Vanguard  Small-Cap  Growth Index Fund     Small-cap growth stocks
--------------------------------------------------------------------

 On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

                                                                               2
FUND PROFILE-- VANGUARD(R) TOTAL STOCK MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over- the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
       ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 -- 10.62%
                        1994 -- -0.17%
                        1995 -- 35.79%
                        1996 -- 20.96%
                        1997 -- 30.99%
                        1998 -- 23.26%
                        1999 -- 23.81%
                        2000 -- -10.57%
                        2001 -- -10.97%
      ----------------------------------------------------
 During the period shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.93% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                           1 YEAR   5 YEARS   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock Market Index
       Fund Investor Shares                -10.97%   9.74%         12.73%
      Wilshire 5000 Index                  -10.96    9.69          12.89
      -------------------------------------------------------------------------
      *April 27, 1992.
      -------------------------------------------------------------------------

3


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $20       $64       $113      $255
----------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotSt
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   85
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908306

INCEPTION DATE                                     TICKER SYMBOL
April 27, 1992                                     VTSMX


NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001
$25 billion
--------------------------------------------------------------------------------

                                                                               4
FUND PROFILE--VANGUARD(R) 500 INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992 -- 7.42%
                        1993 -- 9.89%
                        1994 -- 1.18%
                        1995 -- 37.45%
                        1996 -- 22.88%
                        1997 -- 33.19%
                        1998 -- 28.62%
                        1999 -- 21.07%
                        2000 -- -9.06%
                        2001 -- -12.02%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.72% (quarter ended September 30, 2001).


      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ---------------------------------------------------------------------
                                               1 YEAR   5 YEARS    10 YEARS
      ---------------------------------------------------------------------
      Vanguard 500 Index Fund Investor Shares  -12.02%   10.66%    12.84%
      S&P 500 Index                            -11.89    10.70     12.94
      ---------------------------------------------------------------------

5


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.16%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.18%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $18       $58       $101      $230
----------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      500
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   40
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908108

INCEPTION DATE                                     TICKER SYMBOL
August 31, 1976                                    VFINX


NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001
$87 billion
--------------------------------------------------------------------------------

                                                                               6
FUND PROFILE-- VANGUARD(R) EXTENDED MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992 -- 12.47%
                        1993 -- 14.49%
                        1994 -- -1.76%
                        1995 -- 33.80%
                        1996 -- 17.65%
                        1997 -- 26.73%
                        1998 -- 8.32%
                        1999 -- 36.22%
                        2000 -- -15.55%
                        2001 -- -9.13%
      ----------------------------------------------------
 During the period shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).

7


      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ---------------------------------------------------------------------
                                             1 YEAR   5 YEARS      10 YEARS
      ---------------------------------------------------------------------
      Vanguard Extended Market Index Fund
       Investor Shares                        -9.13%    7.49%      11.07%
      Wilshire 4500 Index                     -9.32     7.16       10.68
      ---------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.22%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.25%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.


 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $26       $80       $141      $318
----------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Extnd


INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   98
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908207
December 21, 1987
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEXMX
DECEMBER 31, 2001
$4.6 billion
--------------------------------------------------------------------------------

9

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1999 -- 15.32%
                        2000 -- 18.10%
                        2001 -- -0.50%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 17.96% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.46% (quarter ended September 30, 2001).

      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ---------------------------------------------------------------------
                                              1 YEAR     SINCE INCEPTION*
      ---------------------------------------------------------------------
      Vanguard Mid-Cap Index Fund
       Investor Shares                        -0.50%          11.27%
      S&P MidCap 400 Index                    -0.60           10.73
      ---------------------------------------------------------------------
      *May 21, 1998.
      ---------------------------------------------------------------------

                                                                              10
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.22%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.25%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $26         $80       $141         $318
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCp


INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   859
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908843
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VIMSX
DECEMBER 31, 2001
$2.9 billion
--------------------------------------------------------------------------------

11

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992 -- 18.20%
                        1993 -- 18.70%
                        1994 -- -0.51%
                        1995 -- 28.74%
                        1996 -- 18.12%
                        1997 -- 24.59%
                        1998 -- -2.61%
                        1999 -- 23.13%
                        2000 -- -2.67%
                        2001 -- 3.10%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 20.88% (quarter ended December 31, 2001), and the lowest return for a quarter was -20.71% (quarter ended September 30, 2001).

      -------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------
                                         1 YEAR    5 YEARS       10 YEARS
      -------------------------------------------------------------------
      Vanguard Small-Cap Index Fund
       Investor Shares                    3.10%     8.44%       12.27%
      Russell 2000 Index                  2.49      7.52        11.51
      -------------------------------------------------------------------

                                                                              12
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $28       $87       $152      $343
----------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCap


INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     48
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908702
October 3, 1960
                                                 TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF             NAESX
DECEMBER 31, 2001
$4.7 billion
--------------------------------------------------------------------------------

13

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/Barra Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 -- 18.35%
                        1994 -- -0.73%
                        1995 -- 36.94%
                        1996 -- 21.86%
                        1997 -- 29.77%
                        1998 -- 14.64%
                        1999 -- 12.57%
                        2000 -- 6.08%
                        2001 -- -11.88%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.26% (quarter ended September 30, 2001).

      --------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      --------------------------------------------------------------------
                                    1 YEAR   5 YEARS    SINCE INCEPTION*
      --------------------------------------------------------------------
      Vanguard Value Index Fund
       Investor Shares              -11.88%    9.38%          13.47%
      S&P 500/Barra Value Index     -11.71     9.49           13.61
      --------------------------------------------------------------------
      *November 2, 1992.
      --------------------------------------------------------------------

                                                                              14
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.20%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.22%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $23       $71       $124      $280
----------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Value
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   06
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908405

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIVAX


NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001
$4.5 billion
--------------------------------------------------------------------------------

15

FUND PROFILE-- VANGUARD(R) SMALL-CAP VALUE INDEX FUND


INVESTMENT OBJECTIVES
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/Barra Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1999 -- 3.35%
                        2000 -- 21.88%
                        2001 -- 13.70%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 21.37% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.63% (quarter ended September 30, 2001).

      -----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -----------------------------------------------------------------------
                                                   1 YEAR   SINCE INCEPTION*
      -----------------------------------------------------------------------
      Vanguard Small-Cap Value Index Fund
       Investor Shares                             13.70%         6.45%
      S&P SmallCap 600/Barra Value Index           13.10          5.69
      -----------------------------------------------------------------------
       *May 21, 1998.
      -----------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $28         $87       $152         $343
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

17

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmVal


INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   860
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908793
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISVX
DECEMBER 31, 2001
$1.1 billion
--------------------------------------------------------------------------------

                                                                              18
FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/Barra Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


       ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 -- 1.53%
                        1994 -- 2.89%
                        1995 -- 38.06%
                        1996 -- 23.74%
                        1997 -- 36.34%
                        1998 -- 42.21%
                        1999 -- 28.76%
                        2000 -- -22.21%
                        2001 -- -12.93%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.50% (quarter ended March 31, 2001).

19


      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ---------------------------------------------------------------------
                                     1 YEAR   5 YEARS    SINCE INCEPTION*
      ---------------------------------------------------------------------
      Vanguard Growth Index Fund
       Investor Shares               -12.93%   11.08%          13.20%
      S&P 500/Barra Growth Index     -12.73    11.10           13.32
      ---------------------------------------------------------------------
      *November 2, 1992.
      ---------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.19%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.22%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $23       $71       $124      $280
----------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Growth
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   09
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908504

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIGRX


NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001
$10.3 billion
--------------------------------------------------------------------------------

21

FUND PROFILE-- VANGUARD(R) SMALL-CAP GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/Barra Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of its target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1999 -- 19.80%
                        2000 -- 1.59%
                        2001 -- -0.78%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999), and the lowest return for a quarter was -17.50% (quarter ended September 30, 2001).

      ------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ------------------------------------------------------------------------
                                                    1 YEAR   SINCE INCEPTION*
      ------------------------------------------------------------------------
      Vanguard Small-Cap Growth Index Fund
       Investor Shares                              -0.78%         3.94%
      S&P SmallCap 600/Barra Growth Index           -1.18          3.42
      ------------------------------------------------------------------------
       *May 21, 1998.
      ------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%


     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $28         $87       $152         $343
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmGth


INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   861
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908827
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISGX
DECEMBER 31, 2001
$466 million
--------------------------------------------------------------------------------

                                                                              24
MORE ON THE FUNDS


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
 The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
 Finally, you'll find information on other important features of the Funds.


ADVANTAGES OF INDEX FUNDS

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative   performance   consistency.  Because   they  seek  to  track  market
 benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum. Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS


In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
 REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
 SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,000 separate stocks as of December 31, 2001), many funds tracking these larger indexes

25

use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.
 The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2001.


      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,424            6,054
      500                          506              500
      Extended Market            3,026            5,564
      Mid-Cap                      407              400
      Small-Cap                  1,953            1,931
      Value                        356              354
      Small-Cap Value              394              380
      Growth                       146              146
      Small-Cap Growth             221              220
      --------------------------------------------------------



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE

The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG]
EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

 Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

 To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                 54.2%    28.6%    19.9%      17.8%
Worst                -43.1    -12.4     -0.8        3.1
Average               12.6     11.1     11.2       11.4
----------------------------------------------------------

 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
 Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
 Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/Barra Value Index and the S&P 500/Barra Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/Barra Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/Barra Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

27

[FLAG]
EACH FUND IS SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION


[FLAG]
When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. By tracking its target index, the GROWTH INDEX FUND has at times been technically "nondiversified" under SEC standards. This has happened when, due to the rapid appreciation of certain stocks in its target index, the Fund's top few holdings represented more than 25% of its total assets. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. The Fund continues to hold more than 100 stock positions in a variety of market sectors. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks.
 In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.


OTHER INVESTMENT POLICIES AND RISKS

Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
 Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
 Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG]
EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.


 To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

                                                                              28
 The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
 The reasons for which a Fund will invest in futures and options  are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

29


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


TURNOVER RATE


Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 60%; for all domestic stock funds, the average turnover rate was approximately 110%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of December 31, 2001, Vanguard served as adviser for about $408 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
 For the fiscal year ended December 31, 2001, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.
 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

 The manager primarily responsible for overseeing the Funds' investments is:

 GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
 Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds generally

31

are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
 Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
 Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
 When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

                                                                              32
FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Investor share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


 This explanation uses the Total Stock Market Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2001 with a net asset value (price) of $29.26 per share. During the year, each Investor Share earned $0.31 from investment income (interest and dividends). There was a decline of $3.533 per share in the value of investments held or sold by the Fund, resulting in a net decline of $3.223 per share from investment operations.

 Shareholders received $0.297 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the year was $25.74, reflecting losses of $3.223 per share and distributions of $0.297 per share. This was a decrease of $3.52 per share (from $29.26 at the beginning of the year to $25.74 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -10.97% for the year.

 As of December 31, 2001, the Investor Shares had $15.8 billion in net assets. For the year, the expense ratio was 0.20% ($2.00 per $1,000 of net assets), and the net investment income amounted to 1.11% of average net assets. The Fund sold and replaced securities valued at 7% of its net assets.
--------------------------------------------------------------------------------

33



--------------------------------------------------------------------------------------------
                                      VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                 INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------------
                           2001          2000          1999         1998         1997
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $29.26        $33.22        $27.42       $22.64       $17.77
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .310          .331          .317         .336         .319
 Net Realized and
 Unrealized Gain         (3.533)       (3.815)        6.133        4.898        5.143
 (Loss) on Investments
                        --------------------------------------------------------------------
 Total from Investment   (3.223)       (3.484)        6.450        5.234        5.462
  Operations
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income        (.297)        (.336)        (.330)       (.329)       (.322)
 Distributions from
 Realized Capital            --         (.140)        (.320)       (.125)       (.270)
 Gains
                        --------------------------------------------------------------------
 Total Distributions      (.297)        (.476)        (.650)       (.454)       (.592)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END     $25.74        $29.26        $33.22       $27.42       $22.64
 OF YEAR
--------------------------------------------------------------------------------------------
TOTAL RETURN*           -10.97%       -10.57%        23.81%       23.26%       30.99%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $15,781       $16,856       $18,133       $9,308       $5,092
 Ratio of Total
 Expenses to Average
 Net Assets               0.20%         0.20%         0.20%        0.20%        0.20%
 Ratio of Net
 Investment Income to
 Average Net Assets       1.11%         1.04%         1.15%        1.44%        1.65%
 Turnover Rate             7%**            7%            3%           3%           2%
--------------------------------------------------------------------------------------------

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
** Turnover rate excluding in-kind redemptions was 3%.





-----------------------------------------------------------------------------------------------
                                               VANGUARD 500 INDEX FUND
                                                   INVESTOR SHARES
                                               YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------------------------
                           2001          2000           1999          1998          1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,        $121.86       $135.33        $113.95       $ 90.07        $69.17
 BEGINNING OF YEAR
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    1.260          1.29          1.370          1.33          1.31
 Net Realized and
 Unrealized Gain        (15.955)       (13.46)        22.415         24.30         21.50
 (Loss) on Investments
                        -----------------------------------------------------------------------
 Total from Investment  (14.695)       (12.17)      23.785         25.63         22.81
  Operations
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income       (1.275)        (1.30)        (1.410)        (1.33)        (1.32)
 Distributions from
 Realized Capital            --            --          (.995)         (.42)         (.59)
 Gains
                        -----------------------------------------------------------------------
 Total Distributions     (1.275)        (1.30)        (2.405)        (1.75)        (1.91)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $105.89       $121.86              $             $             $
 OF YEAR                                              135.33        113.95         90.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN*           -12.02%        -9.06%         21.07%        28.62%        33.19%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $73,151       $88,240       $104,652       $74,229       $49,358
 Ratio of Total
 Expenses to Average
 Net Assets               0.18%         0.18%          0.18%         0.18%         0.19%
 Ratio of Net
 Investment Income to
 Average Net Assets       1.14%         0.98%          1.13%         1.35%         1.66%
 Turnover Rate**             4%            9%             6%            6%            5%
-----------------------------------------------------------------------------------------------

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Turnover rates excluding in-kind redemptions were 3%, 7%, 3%, 3%, and 3%, respectively.

------------------------------------------------------------------------------------------
                                      VANGUARD EXTENDED MARKET INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------
                          2001          2000         1999         1998         1997
------------------------------------------------------------------------------------------
NET ASSET VALUE,        $26.61        $37.07       $30.63       $30.76       $26.20
 BEGINNING OF YEAR
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .203          .274         .297         .388         .351
 Net Realized and
 Unrealized Gain        (2.703)       (6.041)      10.101        2.025        6.479
 (Loss) on Investments
                        ------------------------------------------------------------------
 Total from Investment  (2.500)       (5.767)      10.398        2.413        6.830
  Operations
------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income       (.210)        (.263)       (.318)       (.373)       (.360)
 Distributions from
 Realized Capital        (.810)       (4.430)      (3.640)      (2.170)      (1.910)
 Gains
                        ------------------------------------------------------------------
 Total Distributions    (1.020)       (4.693)    (3.958)      (2.543)      (2.270)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $23.09        $26.61       $37.07       $30.63       $30.76
 OF YEAR
------------------------------------------------------------------------------------------
TOTAL RETURN*           -9.13%       -15.55%       36.22%        8.32%       26.73%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $3,115        $3,881       $4,221       $2,939       $2,723
 Ratio of Total
 Expenses to Average
 Net Assets              0.25%         0.25%        0.25%        0.23%        0.23%
 Ratio of Net
 Investment Income to
 Average Net Assets      0.88%         0.81%        1.04%        1.21%        1.30%
 Turnover Rate             20%           33%          26%          27%          15%
------------------------------------------------------------------------------------------

*Total return figures do not reflect the purchase fee imposed prior to April 1, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.





--------------------------------------------------------------------------------
                                           VANGUARD MID-CAP INDEX FUND
                                                 INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31
                                 -----------------------------------------------
                                    2001         2000         1999        1998*
--------------------------------------------------------------------------------
NET ASSET VALUE,                  $12.21       $11.30       $10.79       $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .081         .071         .073         .053
 Net Realized and
 Unrealized Gain                   (.166)       1.897        1.448         .840
 (Loss) on Investments
--------------------------------------------------------------------------------
 Total from Investment             (.085)       1.968        1.521         .893
  Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income                 (.070)       (.078)       (.076)       (.053)
 Distributions from
 Realized Capital Gains            (.245)       (.980)       (.935)       (.050)
--------------------------------------------------------------------------------
 Total Distributions               (.315)      (1.058)      (1.011)       (.103)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                        $11.81       $12.21       $11.30       $10.79
--------------------------------------------------------------------------------
TOTAL RETURN**                    -0.50%       18.10%       15.32%        8.55%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Period (Millions)                $2,049       $1,614         $605         $206
 Ratio of Total
 Expenses to Average
 Net Assets                        0.25%        0.25%        0.25%       0.25%+
 Ratio of Net
 Investment Income to
 Average Net Assets                0.83%        0.90%        0.99%       1.19%+
 Turnover Rate                       24%           51           38          44%
--------------------------------------------------------------------------------
 *Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
**Total return figures do not reflect the purchase fee imposed prior to March 1, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

35



-----------------------------------------------------------------------------------------
                                         VANGUARD SMALL-CAP INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------------------
                          2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------
NET ASSET VALUE,        $19.44       $23.60       $21.20       $23.75       $20.23
 BEGINNING OF YEAR
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .217         .270         .256         .311         .277
 Net Realized and
 Unrealized Gain          .388       (1.145)       4.491       (1.007)       4.632
 (Loss) on Investments
                        -----------------------------------------------------------------
 Total from Investment    .605        (.875)       4.747        (.696)       4.909
  Operations
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income       (.225)       (.260)       (.267)       (.304)       (.274)
 Distributions from
 Realized Capital           --       (3.025)      (2.080)      (1.550)      (1.115)
 Gains
                        -----------------------------------------------------------------
 Total Distributions     (.225)      (3.285)      (2.347)      (1.854)      (1.389)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END    $19.82       $19.44       $23.60       $21.20       $23.75
 OF YEAR
-----------------------------------------------------------------------------------------
TOTAL RETURN*            3.10%       -2.67%       23.13%       -2.61%       24.59%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)        $3,545       $3,577       $3,553       $2,768       $2,652
 Ratio of Total
 Expenses to Average
 Net Assets              0.27%        0.27%        0.25%        0.24%        0.23%
 Ratio of Net
 Investment Income to
 Average Net Assets      1.16%        1.17%        1.25%        1.39%        1.38%
 Turnover Rate             39%          49%          42%          35%          29%
-----------------------------------------------------------------------------------------

*Total return figures do not reflect the purchase fee imposed prior to April 1, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.





------------------------------------------------------------------------------------------
                                           VANGUARD VALUE INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------
                           2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------
NET ASSET VALUE,         $22.87       $22.89       $22.51       $20.85       $17.02
 BEGINNING OF YEAR
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .309         .355         .355         .366          .38
 Net Realized and
 Unrealized Gain         (2.986)        .963        2.342        2.647         4.57
 (Loss) on Investments
-------------------------------------------------------------------------------------------
 Total from Investment   (2.677)       1.318        2.697        3.013         4.95
  Operations
------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income        (.316)       (.358)       (.362)       (.363)        (.37)
 Distributions from
 Realized Capital         (.977)       (.980)      (1.955)       (.990)        (.75)
 Gains
------------------------------------------------------------------------------------------
 Total Distributions     (1.293)      (1.338)      (2.317)      (1.353)       (1.12)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END     $18.90       $22.87       $22.89       $22.51       $20.85
 OF YEAR
------------------------------------------------------------------------------------------
TOTAL RETURN*           -11.88%        6.08%       12.57%       14.64%       29.77%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)         $3,018       $3,450       $3,378       $2,421       $1,796
 Ratio of Total
 Expenses to Average
 Net Assets               0.22%        0.22%        0.22%        0.22%        0.20%
 Ratio of Net
 Investment Income to
 Average Net Assets       1.51%        1.60%        1.59%        1.72%        2.05%
 Turnover Rate              38%          37%          41%          33%          25%
------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
                                               VANGUARD SMALL-CAP VALUE
                                              INDEX FUND INVESTOR SHARES
                                               YEAR ENDED DECEMBER 31,
                                    2001         2000        1999         1998*
--------------------------------------------------------------------------------
NET ASSET VALUE,                  $ 9.65        $8.45       $8.74        $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .074         .084        .065          .045
 Net Realized and
 Unrealized Gain                   1.176        1.698        .210        (1.250)
 (Loss) on Investments
--------------------------------------------------------------------------------
 Total from Investment             1.250        1.782        .275        (1.205)
  Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income                 (.065)       (.082)      (.070)        (.055)
 Distributions from
 Realized Capital                  (.545)       (.500)      (.495)           --
 Gains
--------------------------------------------------------------------------------
 Total Distributions               (.610)       (.582)      (.565)        (.055)
--------------------------------------------------------------------------------
NET ASSET VALUE, END              $10.29        $9.65       $8.45        $ 8.74
 OF PERIOD
--------------------------------------------------------------------------------
TOTAL RETURN**                    13.70%       21.88%       3.35%       -12.47%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Period (Millions)                  $802         $317        $204          $113
 Ratio of Total
 Expenses to Average
 Net Assets                        0.27%        0.27%       0.25%        0.25%+
 Ratio of Net
 Investment Income to
 Average Net Assets                0.97%        1.16%       0.96%        1.13%+
 Turnover Rate                       59%          82%         80%           53%
--------------------------------------------------------------------------------
 *Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
**Total return figures do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception  through  February 28, 1999) or the
 $10  annual  account   maintenance  fee  applied  on  balances  under  $10,000.
 +Annualized.





--------------------------------------------------------------------------------------------
                                            VANGUARD GROWTH INDEX FUND
                                                 INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------------
                           2001          2000          1999         1998         1997
--------------------------------------------------------------------------------------------
NET ASSET VALUE,         $30.57        $39.43        $31.67       $22.53       $16.90
 BEGINNING OF YEAR
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .181          .126          .207         .230          .23
 Net Realized and
 Unrealized Gain         (4.144)       (8.861)        8.821        9.244         5.88
 (Loss) on Investments
--------------------------------------------------------------------------------------------
 Total from Investment   (3.963)       (8.735)        9.028        9.474         6.11
  Operations
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income        (.187)        (.125)        (.228)       (.219)        (.23)
 Distributions from
 Realized Capital            --            --        (1.040)       (.115)        (.25)
 Gains
--------------------------------------------------------------------------------------------
 Total Distributions      (.187)        (.125)       (1.268)       (.334)        (.48)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END     $26.42        $30.57        $39.43       $31.67       $22.53
 OF YEAR
--------------------------------------------------------------------------------------------
TOTAL RETURN*           -12.93%       -22.21%        28.76%       42.21%       36.34%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Year (Millions)         $8,445       $11,162       $15,232       $6,644       $2,365
 Ratio of Total
 Expenses to Average
 Net Assets               0.22%         0.22%         0.22%        0.22%        0.20%
 Ratio of Net
 Investment Income to
 Average Net Assets       0.67%         0.33%         0.64%        0.92%        1.19%
 Turnover Rate              31%           33%           33%          29%          26%
--------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

37



--------------------------------------------------------------------------------
                                            VANGUARD SMALL-CAP GROWTH
                                           INDEX FUND INVESTOR SHARES
                                             YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------
                                    2001         2000         1999        1998*
--------------------------------------------------------------------------------
NET ASSET VALUE,                  $10.97       $11.38       $ 9.53       $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .009         .009         .025          .03
 Net Realized and
 Unrealized Gain                   (.094)        .154        1.860         (.47)
 (Loss) on Investments
--------------------------------------------------------------------------------
 Total from Investment             (.085)        .163        1.885         (.44)
  Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
 Investment Income                 (.015)       (.003)       (.035)        (.03)
 Distributions from
 Realized Capital                     --        (.570)          --           --
 Gains
--------------------------------------------------------------------------------
 Total Distributions               (.015)       (.573)       (.035)        (.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END              $10.87       $10.97       $11.38       $ 9.53
 OF PERIOD
--------------------------------------------------------------------------------
TOTAL RETURN**                    -0.78%        1.59%       19.80%       -4.77%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
 Period (Millions)                  $357         $356         $167          $90
 Ratio of Total
 Expenses to Average
 Net Assets                        0.27%        0.27%        0.25%       0.25%+
 Ratio of Net
 Investment Income to
 Average Net Assets                0.11%        0.03%        0.33%       0.63%+
 Turnover Rate                       74%         136%          82%          77%
--------------------------------------------------------------------------------
 *Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
**Total return figures do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception  through  February 28, 1999) or the
 $10  annual  account   maintenance  fee  applied  on  balances  under  $10,000.
 +Annualized.

                                                                              38
INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
 In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

39

ACCESSING FUND INFORMATION BY COMPUTER


VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.




"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," "S&P SmallCap 600," "S&P SmallCap 600/Barra Value," "S&P SmallCap 600/Barra Growth," "S&P 500/Barra Value," and "S&P 500/Barra Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Institutional  Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE INFORMATION If you'd like more information about Vanguard U.S. Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners. To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


Funds' Investment Company Act file number: 811-2652
(C) 2002 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.


I040 042002

VANGUARD[R] U.S. STOCK INDEX FUNDS
ADMIRAL SHARES FOR PARTICIPANTS
 APRIL 26, 2002



           VANGUARD TOTAL STOCK MARKET INDEX FUND
           VANGUARD 500 INDEX FUND
           VANGUARD EXTENDED MARKET INDEX FUND
           VANGUARD MID-CAP INDEX FUND
           VANGUARD SMALL-CAP INDEX FUND
           VANGUARD VALUE INDEX FUND
           VANGUARD GROWTH INDEX FUND



STOCK
PROSPECTUS

 This prospectus
 contains financial data
 for the Funds through
 the fiscal year ended
 December 31, 2001.
                                                                          [LOGO]
                                                              THE VANGUARD GROUP

VANGUARD U.S. STOCK INDEX FUNDS
Participant Prospectus
April 26, 2002




  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard Total Stock Market Index Fund
     4 Vanguard 500 Index Fund
     6 Vanguard Extended Market Index Fund
     9 Vanguard Mid-Cap Index Fund
    12 Vanguard Small-Cap Index Fund
    15 Vanguard Value Index Fund
    18 Vanguard Growth Index Fund

 21 MORE ON THE FUNDS

 27 THE FUNDS AND VANGUARD

 27 INVESTMENT ADVISER

 28 DIVIDENDS, CAPITAL GAINS, AND TAXES

 29 SHARE PRICE

 29 FINANCIAL HIGHLIGHTS

 34 INVESTING WITH VANGUARD

 35 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW
This prospectus offers Admiral Shares for seven of the Funds and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about seven Vanguard U.S. Stock Index Funds, each of which seeks to track a different segment of the U.S. stock market.

--------------------------------------------------------------------------------
FUND                                 SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index    The overall stock market
Vanguard 500 Index                   Large-cap stocks
Vanguard Extended Market Index       Mid- and small-cap stocks
Vanguard Mid-Cap Index               Mid-cap stocks
Vanguard Small-Cap Index             Small-cap stocks
Vanguard Value Index                 Large-cap value stocks
Vanguard Growth Index                Large-cap growth stocks
---------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over- the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market.



PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

       ----------------------------------------------------
              ANNUAL TOTAL RETURN--ADMIRAL SHARES

      [CHART]
             2001    -10.89%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.37% (quarter ended December 31, 2001), and the lowest return for a quarter was -15.91% (quarter ended September 30, 2001).


      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock Market Index Fund
        Admiral Shares                              -10.89%            -11.73%
      Wilshire 5000 Index                           -10.96             -11.83
      -------------------------------------------------------------------------
      *November 13, 2000.
      -------------------------------------------------------------------------

3

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.13%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.15%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

 The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
    $15       $48       $85        $192
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS          NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed            AS OF DECEMBER 31, 2001
quarterly in March,June,             $25 billion
September, and December; capital
gains,  if any, are distributed
annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         TotStAdml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 585
Investor Shares--April 27, 1992
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908728

                                               TICKER SYMBOL
                                               VTSAX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) 500 INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
                 ANNUAL TOTAL RETURN--ADMIRAL SHARES
      [CHART]
             2001    -11.98%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.67% (quarter ended December 31, 2001), and the lowest return for a quarter was -14.70% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
      -------------------------------------------------------------------------
       Vanguard 500 Index Fund Admiral Shares       -11.98%            -12.33%
       S&P 500 Index                                -11.89             -12.28
      -------------------------------------------------------------------------
      *November 13, 2000.
      -------------------------------------------------------------------------

5


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.11%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.01%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
    $12       $39       $68        $154
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS          NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly  AS OF DECEMBER 31, 2001
in March,  June, September, and      $87 billion
December; capital gains,  if any,
are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         500Adml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 540
Investor Shares--August 31, 1976
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908710

                                               TICKER SYMBOL
                                               VFIAX
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) EXTENDED MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
               ANNUAL TOTAL RETURN--ADMIRAL SHARES
      [CHART]
             2001     -9.09%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 19.56% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.08% (quarter ended September 30, 2001).

7



      ------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ----------------------------------------------------------------------=-
                                                     1 YEAR   SINCE INCEPTION*
      ------------------------------------------------------------------------
       Vanguard Extended Market Index Fund
       Admiral Shares                                -9.09%            -11.59%
       Wilshire 4500 Index                           -9.32             -13.30
      ------------------------------------------------------------------------
      *November 13, 2000.
      ------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%
     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
    $20       $64      $113        $255
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         ExtndAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   598
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908694
Investor Shares--December 21, 1987
Admiral Shares--November 13, 2000        TICKER SYMBOL
                                         VEXAX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001
$4.6 billion
--------------------------------------------------------------------------------

9

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Investor Shares has varied form one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Both the bar chart and the table present information for the Fund's Investor Shares, because Admiral Shares were not available during the periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
           ANNUAL TOTAL RETURN--INVESTOR SHARES

     [CHART]
             1999     15.32%
             2000     18.10
             2001     -0.50
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 17.96% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.46% (quarter ended September 30, 2001).

     -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Mid-Cap Index Fund Investor Shares    -0.50%             11.27%
       S&P MidCap 400 Index                          -0.60              10.73
      -------------------------------------------------------------------------
      *May 21, 1998.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------
    $20       $64      $113        $255
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

11


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCpAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   5859
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908645
Investor Shares--May 21, 1998
Admiral Shares--November 12, 2001        TICKER SYMBOL
                                         VIMAX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001
$2.9 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     ----------------------------------------------------
               ANNUAL TOTAL RETURN--ADMIRAL SHARES

     [CHART]
             2001      3.17%
      ----------------------------------------------------
     During the period shown in the bar chart, the highest return for a calendar quarter was 20.97% (quarter ended December 31, 2001), and the lowest return for a quarter was -20.75% (quarter ended September 30, 2001).

13



      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                     1 YEAR   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Index Fund Admiral Shares    3.17%              4.39%
       Russell 2000 Index                             2.49               3.73
      -------------------------------------------------------------------------
      *November 13, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.16%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.04%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
    $20       $64      $113        $255
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCapAdml

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     548
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908686
Investor Shares--October 3, 1960
Admiral Shares--November 13, 2000                TICKER SYMBOL
                                                 VSMAX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2001
$4.7 billion
--------------------------------------------------------------------------------

15

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/Barra Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
              ANNUAL TOTAL RETURN--ADMIRAL SHARES

      [CHART]
             2001     -11.83%
      ----------------------------------------------------
     During the period shown in the bar chart, the highest return for a calendar quarter was 7.90% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.25% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                     1 YEAR    SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Value Index Fund ADMIRAL SHARES      -11.83%             -8.07%
       S&P 500/Barra Value Index                    -11.71              -8.01
      -------------------------------------------------------------------------
      *November 13, 2000.
      -------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 200.


 SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.15%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.17%
     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following examples are intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
    $17       $55       $96        $217
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

17

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly            AS OF DECEMBER 31, 2001
in March, June, September, and                 $4.5 billion
December; capital gains,  if any,
are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         ValAdml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 506
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908678

                                               TICKER SYMBOL
                                               VVIAX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/Barra Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:

- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
              ANNUAL TOTAL RETURN--ADMIRAL SHARES
      ----------------------------------------------------
      [CHART]
             2001    -12.88%
      ----------------------------------------------------
     During the period shown in the bar chart, the highest return for a calendar quarter was 12.98% (quarter ended December 31, 2001), and the lowest return for a quarter was -17.49% (quarter ended March 31, 2001).

19



       -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Growth Index Fund ADMIRAL SHARES     -12.88%            -17.44%
       S&P 500/Barra Growth Index                   -12.73             -17.21
      -------------------------------------------------------------------------
      *November 13, 2000.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchases Fee:                                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.15%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.17%

     *The Fund reserves the right to deduct a purchase from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
    $17       $55       $96        $217
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in         AS OF DECEMBER 31, 2001
March, June, September, and December;          $10.3 billion.
capital gains,  if any, are distributed
annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         GrwthAdml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 509
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908660

                                               TICKER SYMBOL
                                               VIGAX
--------------------------------------------------------------------------------

21

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.


     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The 500, Mid-Cap, Value, and Growth Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,000 separate stocks as of December 31, 2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2001.
      ------------------------------------------------------
                                NUMBER OF  NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD   IN TARGET INDEX
      ------------------------------------------------------
      Total Stock Market            3,424             6,054
      500                             506               500
      Extended Market               3,026             5,564
      Mid-Cap Index                   407               400
      Small-Cap                     1,953             1,931
      Value                           356               354
      Growth                          146               146
      ------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE

The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

23
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS


Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
------------------------------------------------------
                 1 YEAR  5 YEARS  10 YEARS   20 YEARS
------------------------------------------------------
Best               54.2%    28.6%     19.9%      17.8%
Worst             -43.1    -12.4      -0.8        3.1
Average            12.6     11.1      11.2       11.4
------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, and Small-Cap Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/Barra Value Index and the S&P 500/Barra Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/Barra Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/Barra Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG} EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION

[Flag] When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. By tracking its target index, the GROWTH INDEX FUND has at times been technically "nondiversified" under SEC standards. This has happened when, due to the rapid appreciation of certain stocks in its target index, the Fund's top few holdings represented more than 25% of its total assets. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. The Fund continues to hold more than 100 stock positions in a variety of market sectors. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks.


     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.


     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts

25

between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering  shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 60%; for all domestic stock funds, the average turnover rate was approximately 110%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

27

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of December 31, 2001, Vanguard served as adviser for about $408 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.


     For the fiscal year ended December 31, 2001, the advisory expenses represented an effective annual rate of 0.005% of each Fund's average net assets.


     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

                                                                              28
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, and Small-Cap Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS


As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

--------------------------------------------------------------------------------

29

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Admiral share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund's Admiral Shares as an example. The Admiral Shares began fiscal year 2001 with a net asset value (price) of $29.26 per share. During the year, each Admiral Share earned $0.332 per share from investment income (interest and dividends). There was a decline of $3.533 per share in the value of investments held or sold by the Fund, resulting in a net decline of $3.201 per share from investment operations.

Shareholders received $0.309 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $25.75, reflecting losses of $3.201 per share and distributions of $0.309 per share. This was a decrease of $3.51 per share (from $29.26 at the beginning of the year to $25.75 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -10.89% for the year.

As of December 31, 2001, the Admiral Shares had $3.9 billion in net assets. For the year, the expense ratio was 0.15% ($1.50 per $1,000 of net assets), and the net investment income amounted to 1.17% of average net assets. The Fund sold and replaced securities valued at 7% of its net assets.
--------------------------------------------------------------------------------




                                  VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $29.26              $30.22
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .332                .049
 Net Realized and Unrealized Gain
  (Loss) on Investments                       (3.533)              (.830)
--------------------------------------------------------------------------------
   Total from Investment Operations           (3.201)              (.781)
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.309)              (.099)
 Distributions from Realized Capital Gains        --               (.080)
--------------------------------------------------------------------------------
   Total Distributions                         (.309)              (.179)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $25.75              $29.26
================================================================================
TOTAL RETURN                                 -10.89%              -2.55%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $3,894              $2,104
 Ratio of Total Expenses
   to Average Net Assets                       0.15%             0.15%**
 Ratio of Net Investment Income
   to Average Net Assets                       1.17%             1.23%**
 Turnover Rate                                   7%+                  7%
================================================================================

 *Inception.
**Annualized.
 +The  Turnover rate excluding in-kind redemptions was 3%.

31



                                                 VANGUARD 500 INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $121.87             $124.88
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         1.313                .179
 Net Realized and Unrealized
   Gain (Loss) on Investments                (15.955)             (2.808)
--------------------------------------------------------------------------------
   Total from Investment Operations          (14.642)             (2.629)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (1.338)              (.381)
 Distributions from Realized Capital Gains        --                  --
--------------------------------------------------------------------------------
   Total Distributions                        (1.338)              (.381)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $105.89             $121.87
================================================================================
TOTAL RETURN                                 -11.98%              -2.10%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $13,863              $8,237
 Ratio of Total Expenses to
   Average Net Assets                          0.12%             0.12%**
 Ratio of Net Investment Income to
   Average Net Assets                          1.22%             1.03%**
 Turnover Rate+                                   4%                9%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.
 +The turnover rates excluding in-kind redemptions were 3% and 7%, respectively.

                                     VANGUARD EXTENDED MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $26.61              $31.89
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .213                .050
 Net Realized and Unrealized
   Gain (Loss) on Investments                 (2.703)             (1.736)
--------------------------------------------------------------------------------
   Total from Investment Operations           (2.490)             (1.686)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.220)              (.274)
 Distributions from Realized Capital Gains     (.810)             (3.320)
--------------------------------------------------------------------------------
   Total Distributions.                       (1.030)             (3.594)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $23.09              $26.61
================================================================================
TOTAL RETURN                                  -9.09%              -4.30%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)           $735                $441
 Ratio of Total Expenses to
  Average Net Assets                           0.20%             0.20%**
 Ratio of Net Investment Income to
   Average Net Assets                          0.94%             1.23%**
 Turnover Rate                                   20%                 33%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.

                                             VANGUARD MID-CAP INDEX FUND
                                                          ADMIRAL SHARES
                                                             NOV. 12* TO
                                                          DEC.  31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                              .056
 Net Realized and Unrealized Gain (Loss) on Investments            3.982
--------------------------------------------------------------------------------
   Total from Investment Operations                                4.038
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                              (.320)
 Distributions from Realized Capital Gains                         (.158)
--------------------------------------------------------------------------------
   Total Distributions                                             (.478)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $53.56
================================================================================
TOTAL RETURN                                                       8.06%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                               $223
 Ratio of Total Expenses to Average Net Assets                   0.20%**
 Ratio of Net Investment Income to Average Net Assets            0.86%**
 Turnover Rate                                                       24%
--------------------------------------------------------------------------------
*Inception.
**Annualized.

                                           VANGUARD SMALL-CAP INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $19.44              $22.40

--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .231                .053
 Net Realized and Unrealized
  Gain (Loss) on Investments                    .388                .062
--------------------------------------------------------------------------------
   Total from Investment Operations             .619                .115
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.239)              (.265)
 Distributions from Realized Capital Gains        --              (2.810)
--------------------------------------------------------------------------------
    Total Distributions                        (.239)             (3.075)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $19.82              $19.44
================================================================================
TOTAL RETURN                                   3.17%               1.75%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)           $547                $252
 Ratio of Total Expenses to
  Average Net Assets                           0.20%             0.20%**
 Ratio of Net Investment Income to
  Average Net Assets                           1.24%             1.79%**
 Turnover Rate                                   39%                 49%
--------------------------------------------------------------------------------
 *Inception
**Annualized.

33


                                               VANGUARD VALUE INDEX FUND
                                                          ADMIRAL SHARES
                                          YEAR ENDED         NOV. 13* TO
                                       DEC. 31, 2001       DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $22.87              $22.86
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .318                .045
 Net Realized and Unrealized
  Gain (Loss) on Investments                  (2.986)               .635
--------------------------------------------------------------------------------
   Total from Investment Operations           (2.668)               .680
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.325)              (.100)
 Distributions from Realized Capital Gains     (.977)              (.570)
--------------------------------------------------------------------------------
   Total Distributions                        (1.302)              (.670)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $18.90              $22.87
================================================================================
TOTAL RETURN                                 -11.83%               3.13%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)           $587                $248
 Ratio of Total Expenses to
  Average Net Assets                           0.17%             0.17%**
 Ratio of Net Investment Income to
  Average Net Assets                           1.57%             0.19%**
 Turnover Rate                                   38%                 37%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.


                                              VANGUARD GROWTH INDEX FUND
                                                          ADMIRAL SHARES
                                             YEAR ENDED      NOV. 13* TO
                                           DEC. 31,2001    DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $30.57              $33.12
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .194                .024
 Net Realized and Unrealized
  Gain (Loss) on Investments                  (4.144)             (2.536)
--------------------------------------------------------------------------------
   Total from Investment Operations           (3.950)             (2.512)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.200)              (.038)
 Distributions from Realized Capital Gains        --                  --
--------------------------------------------------------------------------------
   Total Distributions                         (.200)              (.038)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $26.42              $30.57

--------------------------------------------------------------------------------
TOTAL RETURN                                 -12.88%              -7.59%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)           $906                $709
 Ratio of Total Expenses to
  Average Net Assets                           0.17%             0.17%**
 Ratio of Net Investment Income
  to Average Net Assets                        0.74%             0.56%**
 Turnover Rate                                   31%                 33%
--------------------------------------------------------------------------------
 *Inception.
**Annualized

INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

35

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.





"Standard & Poor's/(R)/," "S&P/(R)/," "S&P 500/(R)/," "Standard & Poor's 500,"
"500," "S&P MidCap 400," "S&P SmallCap 600," "S&P SmallCap 600/Barra Value," "S&P SmallCap 600/Barra Growth," "S&P 500/Barra Value," and "S&P 500/Barra Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.


NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                          [LOGO]
                                                                          [SHIP]
                                                              THE VANGUARD GROUP

                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard U.S. Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners. To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE: 1-800-523-1188

TEXT TELEPHONE: 1-800-523-8004

WORLD WIDE WEB: WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Funds' Investment Company Act
                                                           file number: 811-2652

                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.



                                                                 I585 042002

VANGUARD[R] VIPER[TM] SHARES


APRIL 26, 2002


EXCHANGE-TRADED FUND SHARES THAT ARE NOT
INDIVIDUALLY REDEEMABLE


This prospectus
contains financial data
for the Funds through
the fiscal period
ended
December 31, 2001.


PROSPECTUS
VANGUARD TOTAL STOCK MARKET VIPERS
VANGUARD EXTENDED MARKET VIPERS


Neither the Securities and Exchange Commission nor any state securities commis-sion has has aproved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                        [LOGO]THE VANGUARD GROUP

VANGUARD TOTAL STOCK MARKET VIPERS
VANGUARD EXTENDED MARKET VIPERS
Prospectus
April 26, 2002

Vanguard Index Participation Equity Receipts
An Exchange-Traded Class of Shares of Certain Vanguard Index Funds

--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO VIPER SHARES
  3 FUND PROFILES
    3 Total Stock Market VIPERs
    7 Extended Market VIPERs
 11 MORE ON VIPER SHARES
 19 VIPER SHARES AND VANGUARD
 19 INVESTMENT ADVISER
 18 DIVIDENDS, CAPITAL GAINS, AND TAXES
 19 DAILY PRICING
 20 FINANCIAL HIGHLIGHTS
 20 DIVIDENDS, CAPITAL GAINS, AND TAXES
 21 DAILY PRICING
 22 FINANCIAL HIGHLIGHTS
GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
 A NOTE TO RETAIL INVESTORS:

VIPER Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase VIPER Shares directly from the Fund. Instead, these investors will purchase VIPER Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus--such as information about purchasing and redeeming VIPER Shares from a Fund and references to transaction fees imposed on purchases and redemptions--is not relevant to most individual investors.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO VIPER SHARES

WHAT ARE VIPER SHARES?
Vanguard Index Participation Equity Receipts, or "VIPER" Shares, are a class of exchange-traded securities that represent an interest in a portfolio of stocks held by a particular Vanguard index mutual fund. The two funds that currently offer VIPER Shares are:



FUND                   VIPER SHARES               SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard Total Stock   Vanguard Total Stock       The overall stock market
 Market Index Fund      Market VIPERs
Vanguard Extended      Vanguard Extended Market   Mid- and small-capitalization
 Market Index Fund      VIPERs                    stocks
-------------------------------------------------------------------------------


     In addition to VIPER Shares, each of the Funds offers three conventional classes of shares. This prospectus, however, relates only to VIPER Shares.

HOW ARE VIPER SHARES DIFFERENT FROM CONVENTIONAL MUTUAL FUND SHARES? Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at a net asset value (NAV) typically calculated once a day. VIPER Shares, by contrast, cannot be purchased directly from or redeemed directly with the issuing fund except by or through Authorized Participants (defined below), and then only for an in-kind basket of securities.
     An organized secondary market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares are listed for trading on the American Stock Exchange (AMEX). Investors can purchase and sell VIPER Shares on the secondary market through a broker. Secondary-market transactions occur not at net asset value, but at market prices that change throughout the day based on the supply of, and demand for, VIPER Shares.
     Although the market price of a VIPER Share typically will approximate its NAV, there may be times when the market price and the NAV vary, so you may receive more or less than NAV when you sell your shares on the secondary market. Also, it is possible that an active trading market may not be maintained.

HOW DO I BUY AND SELL VIPER SHARES?

A fund issues and redeems VIPER Shares only in bundles of 50,000 shares (in the case of Total Stock Market VIPERs) or 100,000 shares (in the case of Extended Market VIPERs). These bundles are known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company that has executed a Participant Agreement with the fund's Distributor. Vanguard will provide a list of Authorized Participants upon request. Because Creation Units can be purchased only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares directly with an issuing fund.


     Investors who cannot afford to purchase a Creation Unit can acquire VIPER Shares in one of two ways. If you own conventional shares of a fund that issues VIPER Shares, you can, for a fee, convert those shares into VIPER Shares of equivalent value. For more information about the conversion privilege, see "Conversion Privilege" under MORE ON VIPER SHARES. In addition, any investor may purchase VIPER Shares on the secondary market (i.e., not from the issuing fund) through a broker. VIPER Shares are listed on the AMEX and are publicly traded. To acquire VIPER Shares through either means, you must have a brokerage account. For information about acquiring VIPER Shares through conversion of conventional shares or through a secondary market purchase, please contact your broker. If you want to sell VIPER Shares, you must do so through your broker; VIPER Shares cannot be converted back into conventional shares.
     NOTE: When you buy or sell VIPER Shares on the secondary market, your broker will charge a commission. In addition, because secondary market transactions occur at market prices, you may pay more than net asset value when you buy VIPER Shares, and receive less than net asset value when you sell those shares.

3

PROFILE--VANGUARD(R) TOTAL STOCK MARKET VIPERS(TM)
The following profile summarizes key features of Vanguard Total Stock Market VIPERs, an exchange-traded class of shares issued by Vanguard Total Stock Market Index Fund.

INVESTMENT OBJECTIVE
Total Stock Market VIPERs seek to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
Vanguard Total Stock Market Index Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index.

     PRIMARY RISKS
- TOTAL STOCK MARKET VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- Total Stock Market VIPERs are listed for trading on the American Stock Exchange (AMEX) and can be sold in the secondary market at market prices. Although it is expected that the market price of a Total Stock Market VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Total Stock Market VIPERs on the secondary market, you may receive less than NAV.


- Although Total Stock Market VIPERs are listed for trading on the AMEX, it is possible that an active trading market may not be maintained.


- Trading of Total Stock Market VIPERs on the AMEX may be halted if AMEX officials deem such action appropriate, if Total Stock Market VIPERs are delisted from the AMEX, or if the activation of marketwide "circuit breakers" halts stock trading generally.


PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risks of investing in Total Stock Market VIPERs. Because calendar-year performance information for Total Stock Market VIPERs is not yet available, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Total Stock Market Index Fund. (Investor Shares are offered through a separate prospectus.) Performance information for Total Stock Market VIPERs would be substantially similar, because both share classes are invested in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.
          The bar chart shows how performance of the Fund's Investor shares has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
     [CHART]
                       1993    10.62%
                       1994    -0.17
                       1995    35.79
                       1996    20.96
                       1997    30.99
                       1998    23.26
                       1999    23.81
                       2000   -10.57
                       2001   -10.97
      ----------------------------------------------------
Return figures assume that an investor purchased shares at net asset value, and do not reflect the transaction fee imposed on purchases and redemptions of Creation Units or the commissions that investors pay their brokers to buy and sell Total Stock Market VIPERs in the secondary market.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.93% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index. The table presents information for the Investor Shares only, because the VIPER Shares were not available during the periods shown. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket.We did not take into consideration state or local income taxes.You should note that the after-tax returns are for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own VIPER Shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2001
                                                                        SINCE
                                              1 YEAR    5 YEARS     INCEPTION*
-------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                          -10.97%      9.74%        12.73%
 Return After Taxes on Distributions          -11.38       9.02         11.82
 Return After Taxes on Distributions and       -6.69       7.72         10.44
  Sale of Fund Shares
WILSHIRE 5000 INDEX (reflects no              -10.96%      9.69%        12.89%
 deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
*April 27, 1992

5

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Total Stock Market VIPERs. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Transaction Fee on Purchases and Redemptions:                Varies*
      Transaction Fee Imposed on Reinvested Dividends:                None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                           0.13%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.15%

     *An investor purchasing or redeeming Creation Units of Total Stock Market VIPERs will pay to the issuing Fund a transaction fee of $5,500, plus an additional fee of up to $5,500 if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Total Stock Market VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Total Stock Market VIPERs will pay a $50 conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.




     The following example is intended to help retail investors compare the cost of investing in Total Stock Market VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Total Stock Market VIPERs. This example assumes that Total Stock Market VIPERs provide a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell Total Stock Market VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.



-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $15         $48        $85         $192
-------------------------------------------------


     The value of a Total Stock Market VIPER Creation Unit as of March 26, 2002, was approximately $5.28 million. Assuming an investment of $5.28 million, payment of the standard $5,500 transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Total Stock Market VIPER Creation Unit would be $19,104 if the Creation Unit were redeemed after one year and $36,509 if redeemed after three years.

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NET ASSETS(ALL SHARE CLASSES OF VANGUARD
Dividends are distributed  quarterly    TOTAL STOCK MARKET INDEX  AS OF
in March,  June, September,and          DECEMBER 31, 2001
December; capital gains, if any,        $25 billion
are distributed annually in December.
FUND)

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,  970
since inception

INCEPTION DATE                          CUSIP NUMBER
May 24, 2001                            922908769
                                        AMEX TRADING SYMBOL
NUMBER OF TOTAL STOCK MARKET VIPERS     VTI
IN A CREATION UNIT
50,000
--------------------------------------------------------------------------------

7

PROFILE--VANGUARD(R) EXTENDED MARKET VIPERS(TM)

The following profile summarizes key features of Vanguard Extended Market VIPERs, an exchange-traded class of shares issued by Vanguard Extended Market Index Fund.

INVESTMENT OBJECTIVE

Extended Market VIPERs seek to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.


PRIMARY INVESTMENT STRATEGIES

Vanguard Extended Market Index Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Wilshire 4500 Index.


PRIMARY RISKS
- EXTENDED MARKET VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Extended Market VIPERs are subject to investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


- Extended Market VIPERs are listed for trading on the American Stock Exchange (AMEX) and can be sold in the secondary market at market prices. Although it is expected that the market price of an Extended Market VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Extended Market VIPERs on the secondary market, you may receive less than NAV.
- Although Extended Market VIPERs are listed for trading on the AMEX, it is possible that an active trading market may not be maintained.

- Trading of Extended Market VIPERs on the AMEX may be halted if AMEX officials deem such action appropriate, if Extended Market VIPERs are delisted from the AMEX, or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION


The  following  bar  chart  and  table  provide  an  indication  of the risks of investing in Extended Market VIPERs. Because calendar-year performance information for Extended Market VIPERs is not yet available, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Extended Market Index Fund. (Investor Shares are offered through a separate prospectus.) Performance information for Extended Market VIPERs would be substantially similar, because both share classes are invested in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.


     The bar chart shows how performance of the Fund's Investor shares has varied from one calendar year to another over the periods shown.

---------------------------------------------------------------
         ANNUAL TOTAL RETURNS--INVESTOR SHARES
  [CHART]
                  1992    12.47%
                  1993    14.49
                  1994    -1.76
                  1995    33.80
                  1996    17.65
                  1997    26.73
                  1998     8.32
                  1999    36.22
                  2000   -15.55
                  2001    -9.13
--------------------------------------------------------------------------
Return figures assume that an investor purchased shares at net asset value, and do not reflect the transaction fee imposed on purchases and redemptions of Creation Units or the commissions that investors pay their brokers to buy and sell Extended Stock Market VIPERs in the secondary market.
-------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).

     The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index. The table presents information for the Investor Shares only, because the VIPER Shares were not available during the periods shown. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.You should note that the after-tax returns are for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
     Also note that if you own VIPER Shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2001
                                              1 YEAR    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                           -9.13%      7.49%        11.07%
 Return After Taxes on Distributions          -10.18       4.99          9.12
 Return After Taxes on Distributions and       -5.07       5.67          8.84
  Sale of Fund Shares
WILSHIRE 4500 INDEX (reflects no               -9.32%      7.16%       1 0.67%
 deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------

9

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Extended Market VIPERs. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2001.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Transaction Fee on Purchases and Redemptions:                    Varies*
      Transaction Fee Imposed on Reinvested Dividends:                    None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

     *An investor purchasing or redeeming Creation Units of Extended Market VIPERs will pay to the issuing Fund a transaction fee of $5,500, plus an additional fee of up to $5,500 if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Extended Market VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Extended Market VIPERs will pay a $50 conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.


     The following example is intended to help retail investors compare the cost of investing in Extended Market VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Extended Market VIPERs. This example assumes that Extended Market VIPERs provide a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell Extended Market VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $20         $64       $113         $255
-------------------------------------------------


     The value of an Extended Market VIPER Creation Unit as of March 26, 2001, was approximately $6.14 million. Assuming an investment of $6.14 million, payment of the standard $5,500 transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding an Extended Market VIPER Creation Unit would be $23,563 if the Creation Unit were redeemed after one year and $50,528 if redeemed after three years.


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NET ASSETS (ALL SHARE CLASSES OF
Distributed annually in December         VANGUARD EXTENDED MARKET INDEX FUND)
                                         AS OF DECEMBER 31, 2001
INVESTMENT ADVISER                       $4.6 billion
The Vanguard Group, Valley Forge, Pa.,
since inception                          VANGUARD FUND NUMBER
                                         965
INCEPTION DATE
December 27, 2001                        CUSIP NUMBER
                                         922908652
NUMBER OF EXTENDED MARKET VIPERS
IN A CREATION UNIT                       AMEX TRADING SYMBOL
100,000                                  VXF
--------------------------------------------------------------------------------

11

MORE ON VIPER SHARES
The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Look for this LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     Finally, you'll find information on other important features of Total Stock Market VIPERs and Extended Market VIPERs.


INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
     REPLICATION METHOD. Some index funds hold each stock found in their target indexes in about the same proportion as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of a particular index were made up of the stock of a specific company, a fund tracking that index through replication would invest about 5% of its assets in that company.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,000 separate stocks as of December 31, 2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market and Extended Market Index Funds employ this method of indexing.
     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2001.

                                         NUMBER OF    NUMBER OF STOCKS
FUND                                    STOCKS HELD   IN TARGET INDEX
-----------------------------------------------------------------------
Vanguard Total Stock Market Index Fund     3,424           6,054
Vanguard Extended Market Index Fund        3,026           5,564
-----------------------------------------------------------------------



MARKET EXPOSURE


[FLAG] VIPER SHARES ARE SUBJECT TO STOCK  MARKET RISK,  WHICH IS THE CHANCE THAT
     STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

          U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                   54.2%    28.6%    19.9%       17.8%
Worst                 -43.1    -12.4     -0.8         3.1
Average                12.6     11.1     11.2        11.4
----------------------------------------------------------

 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any VIPER Shares in particular.

--------------------------------------------------------------------------------
                            PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

[FLAG] EXTENDED MARKET VIPERS ARE SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE
     CHANCE THAT RETURNS FROM SMALL- AND MID-CAP STOCKS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. HISTORICALLY, THESE STOCKS HAVE BEEN MORE VOLATILE IN PRICE THAN THE LARGE-CAP STOCKS THAT DOMINATE THE OVERALL STOCK MARKET, AND THEY OFTEN PERFORM QUITE DIFFERENTLY.

SPECIAL RISKS OF EXCHANGE-TRADED SHARES

[FLAG] VIPER SHARES ARE NOT INDIVIDUALLY REDEEMABLE. They can be redeemed with the issuing Fund at net asset value only in large blocks known as Creation Units. You would incur brokerage costs in purchasing enough VIPER Shares to constitute a Creation Unit.

13

[FLAG] THE MARKET PRICE OF VIPER  SHARES MAY DIFFER FROM NET ASSET VALUE.  VIPER
     Shares will be listed for trading on the AMEX and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of a VIPER Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when buying VIPER Shares on the secondary market, and you may receive less than NAV when you sell those shares.

          The market price of VIPER Shares, like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market makers that cover the particular security. In times of severe market disruption, the bid-asked spread can increase significantly. This means that VIPER Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of VIPER Shares is falling fastest--and this may be the time that you most want to sell VIPER Shares.

          NOTE: Vanguard's website will show the prior day's closing NAV and closing market price for each Fund's VIPER Shares. The website also will disclose how frequently each Fund's VIPER Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.


[FLAG] AN ACTIVE TRADING MARKET MAY NOT EXIST. Although VIPER Shares are listed on the AMEX, it is possible that an active trading market may not be maintained.



[FLAG] TRADING MAY BE HALTED. Trading of VIPER Shares on the AMEX will be halted whenever trading in equity securities generally is halted by the activation of marketwide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of VIPER Shares also will be halted if (i) the shares are delisted from the AMEX without first being listed on another exchange, or (ii) AMEX officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.
          NOTE: If trading of VIPER Shares on the AMEX is halted, eligible investors (see below) will still be able to purchase Creation Units of VIPER Shares directly from an issuing Fund and redeem such units with the Fund.

PURCHASING VIPER SHARES FROM AN ISSUING FUND

You can purchase VIPER Shares from an issuing Fund if you meet the following criteria and comply with the following procedures:

- Eligible Investors. To purchase VIPER Shares from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Fund's Distributor. Most Authorized Participants are expected to be brokerage firms.

- Creation Units. You must purchase VIPER Shares in large blocks known as "Creation Units." The number of VIPER Shares in a Creation Unit is as follows:

                                        NUMBER OF VIPER SHARES IN
 FUND                                             A CREATION UNIT
 ------------------------------------------------------------------
 Vanguard Total Stock Market Index Fund                    50,000
 Vanguard Extended Market Index Fund                      100,000
 ------------------------------------------------------------------

For any particular Fund, the number of VIPER Shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units.


- In-Kind Creation Basket. To purchase VIPER Shares directly from a Fund, you must tender to the Fund a basket of securities. Each business day, prior to the opening of trading on the AMEX, the Fund's adviser will make available, on the National Securities Clearing Corporation (NSCC) bulletin board, a list identifying the name and number of shares of each security to be included in that day's creation basket. Each Fund reserves the right to accept a nonconforming creation basket.

- Balancing Amount. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund's adviser will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the "Cash Component."
- Placement of Purchase Orders. All purchase orders must be placed with Vanguard by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by the DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC's enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the day the order is placed and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.
- Transaction Fee on Purchase of Creation Units. The Funds impose a transaction fee in the amount of $5,500 on each purchase of Creation Units effected through the NSCC's enhanced clearing process, regardless of the number of units purchased. Thus, for example, whether an investor purchases one, two, or ten Creation Units of Total Stock Market VIPERs, the transaction fee would be $5,500. For an investor purchasing Creation Units through the manual DTC clearing process, the transaction fee would be a maximum of $11,000. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge determined at the discretion of the Fund. The transaction fee is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.

REDEEMING VIPER SHARES WITH AN ISSUING FUND
The redemption process is essentially the reverse of the purchase process.

- Eligible Investors. To redeem VIPER Shares with a Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant.
- Creation Units. To redeem VIPER Shares with a Fund, you must tender the shares in Creation Unit-size blocks.
- In-Kind Redemption Proceeds. Redemption proceeds will be paid in kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available on the NSCC bulletin board. NOTE: Each Fund

15

 reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.
- Balancing Amount. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee.
- Placement of Redemption Orders. As with purchases, redemptions may be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by Vanguard prior to the close of regular trading on the New York Stock Exchange on that date and all other procedures set forth in the Participation Agreement are followed.
- Transaction Fee on Redemption of Creation Units. The Funds impose a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through NSCC and DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see above). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.

PURCHASING AND SELLING VIPER SHARES ON THE SECONDARY MARKET
You can buy and sell VIPER Shares on the secondary market in the same way you buy and sell any other exchange-traded security--through a broker. In most cases, the broker will charge you a commission to execute the transaction. The price at which you buy or sell VIPER Shares (i.e., the market price) may be more or less than the net asset value of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must buy.

CONVERSION PRIVILEGE
Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by Vanguard Total Stock Market Index Fund and Vanguard Extended Market Index Fund may convert those shares into VIPER Shares of equivalent value of the same Fund. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard will impose a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. VIPER Shares, whether acquired through a conversion or purchased in the secondary market, cannot be converted into shares of another class of the same Fund.
     Note to Investors in Vanguard  Institutional Total Stock Market Index Fund:
Owners of shares issued by Vanguard Institutional Total Stock Market Index Fund CANNOT convert their shares into VIPER Shares of Vanguard Total Stock Market Index Fund because the Funds are separate and distinct. Vanguard Institutional Total Stock Market Index Fund currently does not issue VIPER Shares.
     Unless you are an Authorized Participant, you must hold VIPER Shares in a brokerage account. Thus, before converting conventional shares into VIPER Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into VIPER Shares, please contact your broker. Your broker may charge you a fee, over and above Vanguard's fee, to process a conversion request.
     Converting conventional shares into VIPER Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard Fund shares through the broker). After the transfer, Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into VIPER Shares of equivalent value. These shares will be held at Vanguard in an account in the name of DTC. (DTC will keep track of which VIPER Shares belong to your broker, and your broker, in turn, will keep track of which VIPER Shares belong to you.)
     Because DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 VIPER Shares, the DTC account would receive 90 VIPER Shares. Conventional shares worth 0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (i) credit your account with 0.750 VIPER Shares rather than 2.481 conventional shares, or (ii) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in lieu of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.
     NOTE: If you convert your conventional shares to VIPER Shares through Vanguard Brokerage Services/(R)/ (VBS/(R)/), all conventional shares for which you request conversion will be converted into VIPER Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. VBS does not impose a conversion fee over and above the fee imposed by Vanguard.
     Here are some important points to keep in mind when converting conventional shares of a Vanguard Fund into VIPER Shares: n The conversion transaction is nontaxable except, as applicable, to the limited extent described above.
- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day, although processing may take up to three business days depending on when the conversion request is received.
- Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.

EXCHANGES NOT PERMITTED: VIPER Shares of one Fund may not be exchanged for VIPER Shares of another Fund.

PRECAUTIONARY NOTES


A PRECAUTIONARY NOTE TO RETAIL INVESTORS: DTC or its nominee will be the registered owner of all outstanding VIPER Shares. Your ownership of VIPER Shares will be shown on the records of DTC and the DTC Participant broker through which you hold the shares.

17

Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of VIPER Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Fund whose VIPER Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A PRECAUTIONARY NOTE TO PURCHASERS OF CREATION UNITS: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.

     Because  new  VIPER   Shares  may  be  issued  on  an  ongoing   basis,   a
"distribution" of VIPER shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent VIPER Shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new VIPER Shares with an active selling effort involving solicitation of secondary-market demand for VIPER Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

     Dealers who are not "underwriters," but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with VIPER Shares as part of an "unsold allotment" within the meaning of
Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A PRECAUTIONARY NOTE TO INVESTMENT COMPANIES: For purposes of the Investment Company Act of 1940, VIPER Shares are issued by registered investment companies, and the acquisition of VIPER Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of that Act.

A NOTE ON UNUSUAL CIRCUMSTANCES: Vanguard funds can stop selling shares or postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.

OTHER INVESTMENT POLICIES AND RISKS
Each of the Funds reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's license with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In every such instance, the substitute index will measure the same general market as the current index.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.


     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).


     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

TURNOVER RATE
Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

19

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 41%;
for all domestic stock funds, the average turnover rate was approximately 97%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

VIPER SHARES AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of the Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. As of December 31, 2001, Vanguard served as adviser for about $408 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to obtain the best available price and most favorable execution from these brokers with respect to all transactions. The board of trustees may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                                 PLAIN TALK ABOUT
                                THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market Fund generally are distributed in March, June, September, and December; income dividends for the Extended Market Fund generally are distributed in December. For both Funds, capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS


As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

--------------------------------------------------------------------------------


DIVIDEND REINVESTMENT SERVICE
Brokers may make available to their customers who own VIPER Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional VIPER Shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

BASIC TAX POINTS

Taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional VIPER Shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

21

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned VIPER Shares.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale of VIPER Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of VIPER Shares, may be subject to state and local income taxes.
NOTE: This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about any tax consequences for you.


DAILY PRICING
The net asset value, or NAV, of each Fund's VIPER Shares is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.
     Remember: If you buy or sell VIPER Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your VIPER Shares in Creation Unit blocks, or if you convert your conventional fund shares into VIPER Shares.
     When calculating the NAV of a Vanguard fund's shares, stocks held by the fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard's website will show the previous day's closing NAV and closing market price for each Fund's VIPER Shares. The previous day's closing market price also will be published in the business section of most major newspapers in the listing of securities traded on the AMEX.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in VIPER Shares of each Fund (assuming reinvestment of all dividend and capital gains distributions). The information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have the annual reports sent to you without charge by contacting Vanguard.
     NOTE: This prospectus offers the Funds' VIPER Shares, not the Investor Shares. However, information for the Investor Shares of the Extended Market Index Fund is shown here because the reporting period for the Fund's VIPER Shares is so short. The two share classes are invested in the same portfolio of securities and will have substantially similar performance.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


This explanation uses the Total Stock Market VIPER Shares as an example. The VIPER Shares began the period ended December 31, 2001, with a net asset value (price) of $118.46 per share. During the period, each VIPER Share earned $0.843 from investment income (interest and dividends). There was a decline of $12.515 per share in the value of investments held or sold by the Fund, resulting in a net decline of $11.672 from investment operations.

Shareholders received $0.988 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $105.80, reflecting losses of $11.672 per share and distributions of $0.988 per share. This was a decrease of $12.66 per share (from $118.46 at the beginning of the period to $105.80 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -9.82% for the period.

As of December 31, 2001, the VIPER Shares had $1.2 billion in net assets. For the period, the annualized expense ratio was 0.15% ($1.50 per $1,000 of net assets), and the annualized net investment income amounted to 1.26% of average net assets. The Fund sold and replaced securities valued at 7% of its net assets.

--------------------------------------------------------------------------------

23

--------------------------------------------------------------------------------
                                  VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                            VIPER SHARES
--------------------------------------------------------------------------
                                                              MAY 24* TO
                                                           DEC. 31, 2001
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $118.46
--------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                              .843
 Net Realized and Unrealized Gain (Loss)on Investments           (12.515)
 Total from Investment Operations                                (11.672)
--------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                              (.988)
 Distributions from Realized Capital Gains                            --
--------------------------------------------------------------------------
   Total Distributions                                             (.988)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $105.80
================================================================================
TOTAL RETURN                                                      -9.82%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                             $1,195
 Ratio of Total Expenses to Average Net Assets                   0.15%**
 Ratio of Net Investment Income to Average Net Assets            1.26%**
 Turnover Rate                                                       7%+
================================================================================
 *Inception.
**Annualized.
 +The turnover rate excluding in-kind redemptions was 3%.


--------------------------------------------------------------------------------
                                     VANGUARD EXTENDED MARKET INDEX FUND
                                                            VIPER SHARES
--------------------------------------------------------------------------------
                                                             DEC. 27* TO
                                                           DEC. 31, 2001
--------------------------------------------------------------------------
NET ASSET VALUE,BEGINNING OF PERIOD                               $60.94
--------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                --
 Net Realized and Unrealized Gain (Loss) on Investments              .05
--------------------------------------------------------------------------
 Total from Investment Operations                                    .05
--------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                 --
 Distributions from  Realized Capital Gains                           --
--------------------------------------------------------------------------
   Total Distributions                                                --
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $60.99
================================================================================
TOTAL RETURN                                                       0.08%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $6
 Ratio of Total Expenses to Average Net Assets                   0.20%**
 Ratio of Net Investment Income to Average Net Assets            0.54%**
 Turnover Rate                                                       20%
================================================================================
 *Inception.
**Annualized.

-------------------------------------------------------------------------------------------------------------
                                                         VANGUARD EXTENDED MARKET INDEX FUND INVESTOR SHARES
                                                                                     YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------
                                                 2001          2000         1999          1998          1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $26.61        $37.07       $30.63        $30.76        $26.20

-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .203          .274         .297          .388          .351
 Net Realized and Unrealized Gain
  (Loss) on Investments                        (2.703)       (6.041)      10.101         2.025          6.47
-------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            (2.500)       (5.767)      10.398         2.413         6.830
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.210)        (.263)        (.318)       (.373)        (.360)
 Distributions from Realized Capital Gains      (.810)       (4.430)      (3.640)       (2.170)       (1.910)
-------------------------------------------------------------------------------------------------------------
   Total Distributions                         (1.020)       (4.693)      (3.958)       (2.543)       (2.270)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $23.09        $26.61       $37.07        $30.63        $30.76
=============================================================================================================
TOTAL RETURN*                                  -9.13%       -15.55%       36.22%         8.32%        26.73%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)            $3,115        $3,881       $4,221        $2,939        $2,723
 Ratio of Total Expenses to
   Average Net Assets                          0.25%          0.25%        0.25%         0.23%         0.23%
 Ratio of Net nvestment Income to
   Average Net Assets                           0.88%         0.81%        1.04%         1.21%         1.30%
 Turnover Rate                                    20%           33%          26%           27%           15%
=============================================================================================================
*Total return figures do not reflect the purchase fee imposed prior to April 1,
 2000.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

AUTHORIZED PARTICIPANT
Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund's Distributor.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREATION UNIT
A large block of a specified number of VIPER Shares. Authorized Participants may purchase and redeem VIPER Shares from the fund only in Creation Unit-size aggregations.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

VIPER SHARES
Vanguard   Index   Participation   Equity   Receipts,   which  are  a  class  of
exchange-traded shares issued by certain Vanguard mutual funds. VIPER Shares can be bought and sold continuously throughout the day at market prices.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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                                                                            LOGO
                                                              THE VANGUARD GROUP
                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Total Stock Market VIPERs or Extended Market VIPERs, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI for the issuing Funds provides more detailed information about the Funds' VIPER Shares.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the VIPER Shares, please contact us as follows:

THE VANGUARD GROUP
INSTITUTIONAL INVESTOR INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE: 1-866-499-8473

WORLD WIDE WEB: WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the issuing Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number: 811-2652


                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     P970 042002

PART B

                            VANGUARD/(R)/ INDEX FUNDS
                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 26, 2002



This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses, as they may be amended from time to time. The
Trust's current Prospectuses are dated April 26, 2002). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:


            VANGUARD INVESTOR INFORMATION DEPARTMENT 1-800-662-7447


                                TABLE OF CONTENTS


DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
SHARE PRICE......................................................B-9
PURCHASE OF SHARES...............................................B-10
REDEMPTION OF SHARES.............................................B-10
MANAGEMENT OF THE FUNDS..........................................B-11
PORTFOLIO TRANSACTIONS...........................................B-18
YIELD AND TOTAL RETURN...........................................B-18
INFORMATION ABOUT THE VIPER SHARE CLASS..........................B-25
FINANCIAL STATEMENTS.............................................B-32
COMPARATIVE INDEXES..............................................B-32



                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. It currently offers the following funds and classes of shares:


--------------------------------------------------------------------------------
                                              SHARE CLASS
                                  -------------------------------------------
FUND*                             INVESTOR   ADMIRAL  INSTITUTIONAL    VIPER
------------------------------------------------------------------------------
500 Index Fund                     Yes         Yes          No           No
Total Stock Market Index Fund      Yes         Yes         Yes          Yes
Extended Market Index Fund         Yes         Yes         Yes          Yes
Mid-Cap Index Fund                 Yes         Yes         Yes           No
Small-Cap Index Fund               Yes         Yes         Yes           No
Value Index Fund                   Yes         Yes         Yes           No
Small-Cap Value Index Fund         Yes          No         Yes           No
Growth Index Fund                  Yes         Yes         Yes           No
Small-Cap Growth Index Fund        Yes          No         Yes           No

                    *(EACH, A FUND; COLLECTIVELY, THE FUNDS)

Each of the Funds, except Vanguard Growth Index Fund, is registered as a diversified management investment company. Vanguard Growth Index Fund is registered as a non-diversified management investment company. As the market values of the Growth Index Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not.

     Each Fund has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a particular Fund or class of shares.


SERVICE PROVIDERS



     CUSTODIANS. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106 (Mid-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds), and JP Morgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070 (500 Index, Extended Market Index, Growth Index, Small-Cap Index, Total Stock Market Index, and Value Index Funds), serve as the Funds' custodians. The custodians are responsible for maintaining each Fund's assets and keeping all necessary accounts and records of Fund assets.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit each Fund's annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of any of the Funds. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the affected Fund or class. Unless terminated by reorganization or liquidation, each Fund and each class will continue indefinitely.


     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.


     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the net asset values of the classes and the way that expenses are allocated between share classes pursuant to a multiple class plan.


     VOTING RIGHTS. Shareholders of each Fund are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. For additional information about the conversion rights applicable to VIPER Shares, please see "Information about the VIPER Share Class."

     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

      SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES


Some of the investment policies described below and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.


     The following policies supplement each Fund's investment policies set forth in the Prospectus for each Fund.

REPURCHASE AGREEMENTS

Each of the Funds may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement.
     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES

Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, a Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure, and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.
     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.


Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.
     If a substantial market develops for a restricted security held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser'sdecisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.


FUTURES CONTRACTS

Each Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of simulating full investment and reducing transaction costs. The Funds do not use futures or options for speculative purposes. Each Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.
     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.
     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.
     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.
     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of any Fund's portfolio. A Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging thisexposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.
     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.
     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds also bear the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Funds is engaged in only for hedging purposes, the Funds' officers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.
     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holdingperiod of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
     In order for each Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.
     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

FOREIGN INVESTMENTS

Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.


     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge a Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.
     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.
     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.
     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.
     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as atransaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

FUNDS MAY REPURCHASE VIPER SHARES

Any Fund that issues VIPER Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the Fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the Fund to more closely track its index than alternative investments, or some combination of the three. A Fund that repurchases its VIPER Shares may lend those shares to qualified institutional borrowers as part of the Fund's securities lending activities discussed above.


INVESTMENT POLICIES RELATING TO THE SALE OF INVESTOR SHARES OF VANGUARD SMALL-CAP AND TOTAL STOCK MARKET INDEX FUNDS IN JAPAN

In connection with the offering of the Investor Shares of the Small-Cap and Total Stock Market Index Funds in Japan, the Funds have undertaken to the Japanese Securities Dealers Association that each Fund may not:

1. borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
2. together with other mutual funds managed by The Vanguard Group, Inc., acquire more than 50% of the outstanding voting securities of any issuer;
3. invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the board of trustees); and
4.   sell securities short at any time in excess of its net asset value.
     If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as (i) shares of the Fund are qualified for offer or sale in Japan and (ii) the undertaking is required by the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.


                       FUNDAMENTAL INVESTMENT LIMITATIONS


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of a Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.
     COMMODITIES. A Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.
     DIVERSIFICATION.  With respect to 75% of its total assets,  a Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.
     ILLIQUID SECURITIES. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Funds' board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.
     INDUSTRY CONCENTRATION. A Fund may not invest more than 25% of its total assets in any one industry.
     INVESTING FOR CONTROL. A Fund may not invest in a company for purposes of controlling its management.
     INVESTMENT COMPANIES. A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.
     LOANS. A Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.
  MARGIN. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.
     OIL, GAS, MINERALS. A Fund may not invest in interests in oil, gas or other mineral exploration or development programs.
     PLEDGING ASSETS. A Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.
     PUTS/CALLS. A Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.
     REAL ESTATE. A Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.
     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.
     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.
     The above-mentioned investment limitations are considered at the time investment securities are purchased.
     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

                                   SHARE PRICE

     Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

                               PURCHASE OF SHARES

The Funds reserve the right in their sole discretion (i) to suspend the offerings of a Fund's shares, (ii) to reject purchase or exchange orders when in the judgment of management such rejection is in the best interest of a Fund,
(iii) impose a transaction fee on a purchase of a Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, and (iv) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.
     EXCHANGE OF SECURITIES FOR SHARES OF A FUND (OTHER THAN VIPER SHARES). In certain circumstances, shares of a Fund may be purchased "in-kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities which are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ. Securities accepted by the Fund will be valued as set forth under "Share Price" in the Fund's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of each Fund are issued at net asset value determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.
     A Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and
(6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.
     Investors interested in purchasing Fund shares in-kind should contact Vanguard.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.
     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during the 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. This election does not apply to a Fund's VIPER Shares.
     With the exception of VIPER Shares, no charge is made by any of the Funds for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

                             MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP
     Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.
     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.
     The Funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.
     Vanguard, Vanguard Marketing Corporation, the Funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the Funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard as contributions to Vanguard's capitalization. At December 31, 2001, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Funds was $25,702,000, which represented 25.7% of Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.
     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities, and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets. Expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of each Fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard fund. Expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.
     During the fiscal years ended December 31, 1999, 2000, and 2001, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses.


FUND                                           1999         2000         2001
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund  $27,815,000  $42,133,000   39,128,000
Vanguard 500 Index Fund..............   156,491,000  183,574,000  151,291,000
Vanguard Extended Market Index Fund..     8,139,000   12,662,000   10,062,000
Vanguard Mid-Cap Index Fund..........       907,000    2,611,000    5,072,000
Vanguard Small-Cap Index Fund........     6,812,000   10,743,000   10,127,000
Vanguard Value Index Fund............     6,692,000    8,172,000    8,832,000
Vanguard Small-Cap Value Index Fund..       316,000      560,000    1,538,000
Vanguard Growth Index Fund...........    23,861,000   33,486,000   21,049,000
Vanguard Small-Cap Growth Index Fund.       203,000      798,000      817,000



INVESTMENT ADVISORY SERVICES
     Investment advisory services to the Funds are provided on an "internalized," at-cost basis from an experienced investment management staff employed directly by Vanguard. During the fiscal years ended December 31, 1999, 2000, and 2001, the Funds incurred expenses for investment advisory services of approximately the following amounts:



FUND                                           1999         2000         2001
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund     $120,000     $153,000      181,000
Vanguard 500 Index Fund..............       100,000      152,000      181,000
Vanguard Extended Market Index Fund..       120,000       46,000       54,000
Vanguard Mid-Cap Index Fund..........        67,000       46,000       55,000
Vanguard Small-Cap Index Fund........       167,000      153,000      181,000
Vanguard Value Index Fund............        67,000       46,000       55,000
Vanguard Small-Cap Value Index Fund..        53,000       46,000       55.000
Vanguard Growth Index Fund...........        67,000      153,000      181,000
Vanguard Small-Cap Growth Index Fund.        53,000       46,000       54,000




     Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. In addition, the board considers annually whether each Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity Group. The board has a standing request that Vanguard provide the board with certain information the board has deemed important to evaluating the short- and long-term performance of each Fund's internalized management. This information includes monthly, quarterly, and annual performance analyses from Vanguard. Each Fund's portfolio managers meet with the board from time to time to discuss themanagement and performance of the Fund and respond to the board's questions concerning the Fund's performance.
     When the board considers whether to continue the internalized management structure of each Fund, the board takes into account numerous factors, including:
-    The nature, extent, and quality of the services provided.
-    The investment performance of the Fund.
-    The fair market value of the services provided.
- A comparative analysis of expense ratios of, and advisory fees paid by, similar funds.
- Vanguard's control of the operating expenses of each Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.
Based upon its most recent evaluation of the investment staff, the portfolio management process, the short- and long-term performance results, and the at-cost, internalized management arrangements for each Fund, the board determined that it would be in the best interests of each Fund's shareholders to continue its internalized management arrangements.

                              OFFICERS AND TRUSTEES

     The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.
     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.




                                                                                                              NUMBER OF
                                            VANGUARD FUND(S)                                                  VANGUARD FUNDS
                       POSITION(S) HELD     TRUSTEE/OFFICER   PRINCIPAL OCCUPATION(S) DURING                   OVERSEEN BY
NAME, YEAR OF BIRTH    WITH FUNDS           SINCE             THE PAST FIVE YEARS                              TRUSTEE/OFFICEER
--------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*       Chairman of the      May, 1987         Chairman of the Board, Chief Executive Officer,  106
 (1954)                Board, Chief                           and Director (Trustee) of The Vanguard Group,
                       Executive Officer                      Inc. and each of the investment companies
                       and Trustee                            served by The Vanguard Group, Inc.

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.


                                                                                                               NUMBER OF
                                            VANGUARD FUNDS                                                     VANGUARD FUNDS
                       POSITION(S) HELD     TRUSTEE/OFFICER   PRINCIPAL OCCUPATION(S) DURING                   OVERSEEN BY
NAME, YEAR OF BIRTH    WITH FUNDS           SINCE             THE PAST FIVE YEARS                              TRUSTEE/OFFICEER
--------------------------------------------------------------------------------------------------------------------------------


INDEPENDENT TRUSTEES
Charles D. Ellis       Trustee              January, 2001     The Partners of '63 (pro bono ventures in        107
 (1937)                                                       education); Senior Advisor to Greenwich
                                                              Associates (international business strategy
                                                              consulting); Successor Trustee of Yale University;
                                                              Overseer of the Stern School of Business at New York
                                                              University; Trustee of the Whitehead Institute for
                                                              Biomedical Research.


Rajiv L. Gupta         Trustee              December, 2001    Chairman and Chief Executive Officer (since      85
 (1945)                                                       October, 1999), Vice Chairman (January-
                                                              September 1999), and Vice President (prior
                                                              to September, 1999) of Rohm and Haas Co.
                                                              (chemicals); Director of Technitrol, Inc.
                                                              (electronic components) and AgereSystems
                                                              (communication components); Board
                                                              Member of American Chemistry Council;
                                                              Trustee of Drexel University.

JoAnn Heffernan Heisen Trustee              July, 1998        Vice President, Chief Information Officer, and   107
 (1950)                                                       Member of the Executive Committee of Johnson
                                                              & Johnson (pharmaceuticals/ consumer products);
                                                              Director of the Medical Center at Princeton and
                                                              Women's Research and Education Institute.

Burton G. Malkiel      Trustee              May, 1977         Chemical Bank Chairman's Professor of            105
 (1932)                                                       Economics, Princeton University; Director of
                                                              Vanguard Investment Series plc (Irish investment
                                                              fund) since November, 2001, Vanguard Group
                                                              (Ireland) Limited (Irish Investment management
                                                              firm) since November, 2001,Director of Prudential
                                                              Insurance Co. of America, BKF Capital
                                                              (investment management firm), The Jeffrey Co.
                                                              (holding company), and NeuVis, Inc. (software
                                                              company).

Alfred M. Rankin, Jr.  Trustee              January, 1993     Chairman, President, Chief Executive             107
  (1941)                                                      Officer, and Director of NACCO Industries,
                                                              Inc. (forklift trucks/housewares/lignite);
                                                              Director of Goodrich Corporation (industrial
                                                              products/aircraft systems and services).
                                                              Director of the Standard Products Company
                                                              (supplier for automotive industry) until 1998.



  J. Lawrence Wilson   Trustee              April, 1985       Retired Chairman and Chief Executive Officer     107
  (1936)                                                      of Rohm and Haas Co. (chemicals); Director of
                                                              Cummins Inc. (diesel engines), The Mead
                                                              Corp. (paper products), and
                                                              AmerisourceBergen Corp. (pharmaceutical
                                                              distribution); Trustee of Vanderbilt University.


 *Officers of the Funds are "Interested persons" as defined in the 1940 Act.

                                                                                                               NUMBER OF
                                            VANGUARD FUND(S)                                                   VANGUARD FUNDS
                       POSITION(S) HELD     TRUSTEE/OFFICER   PRINCIPAL OCCUPATION(S) DURING                   OVERSEEN BY
NAME, YEAR OF BIRTH    WITH FUNDS           SINCE             THE PAST FIVE YEARS                              TRUSTEE/OFFICEER
--------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. Gregory Barton*     Secretary            June, 2001        Managing Director and General Counsel of         107
  (1951)                                                      The Vanguard Group, Inc. (since September,
                                                              1997); Secretary of The Vanguard Group,
                                                              Inc. and of each of the investment
                                                              companies served by The Vanguard Group,
                                                              Inc. (since June, 2001); Principal of The
                                                              Vanguard Group, Inc. (prior to September,
                                                              1997).

Thomas J. Higgins*     Treasurer            July, 1998        Principal of The Vanguard Group, Inc.;           107
 (1957)                                                       Treasurer of each of the
                                                              investment companies served by The
                                                              Vanguard Group, Inc. (since July, 1998).

  *Officers of the Funds are "Interested persons" as defined in the 1940 Act.



     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. Vanguard has paid Greenwich subscription fees amounting to $200,000 over each Fund's past two fiscal years. Vanguard's subscription rates are similar to those of other subscribers.


  Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.


- Compensation Committee: This committee oversees the compensation programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held one meeting during each Fund's last fiscal year.



- Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held one meeting during each Fund's last fiscal year.



     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

     All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Funds and of all Vanguard funds served by the trustee as of December 31, 2001. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.


                              VANGUARD INDEX FUNDS

                                                DOLLAR RANGE OF FUND   AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE           SHARES OWNED BY        VANGUARD FUND SHARES
                                                       TRUSTEE             OWNED BY TRUSTEE
---------------------------------------------------------------------------------------------------
500 INDEX FUND          John J. Brennan             Over $100,000            Over $100,000
                        Charles D. Ellis                None                 Over $100,000
                        Rajiv L. Gupta              Over $100,000            Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel         $50,001-$100,000           Over $100,000
                        Alfred M. Rankin, Jr.       Over $100,000            Over $100,000
                        J. Lawrence Wilson              None                 Over $100,000


EXTENDED MARKET INDEX
FUND                    John J. Brennan            $10,001-$50,000           Over $100,000
                        Charles D. Ellis            Over $100,000            Over $100,000
                        Rajiv L. Gupta            $50,001-$100,000           Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel               None                 Over $100,000
                        Alfred M. Rankin, Jr.       Over $100,000            Over $100,000
                        J. Lawrence Wilson              None                 Over $100,000


GROWTH INDEX FUND       John J. Brennan                 None                 Over $100,000
                        Charles D. Ellis                None                 Over $100,000
                        Rajiv L. Gupta                  None                 Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel               None                 Over $100,000
                        Alfred M. Rankin, Jr.           None                 Over $100,000
                        J. Lawrence Wilson              None                 Over $100,000

MID-CAP STOCK INDEX
FUND                    John J. Brennan                 None                 Over $100,000
                        Charles D. Ellis                None                 Over $100,000
                        Rajiv L. Gupta                  None                 Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel               None                 Over $100,000
                        Alfred M. Rankin, Jr.           None                 Over $100,000
                        J. Lawrence Wilson              None                 Over $100,000


SMALL-CAP GROWTH INDEX
FUND                    John J. Brennan             Over $100,000            Over $100,000
                        Charles D. Ellis                None                 Over $100,000
                        Rajiv L. Gupta                  None                 Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel               None                 Over $100,000
                        Alfred M. Rankin, Jr.           None                 Over $100,000
                        J. Lawrence Wilson              None                 Over $100,000

                                                DOLLAR RANGE OF FUND   AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE           SHARES OWNED BY        VANGUARD FUND SHARES
                                                       TRUSTEE             OWNED BY TRUSTEE
---------------------------------------------------------------------------------------------------
SMALL-CAP INDEX FUND    John J. Brennan                 None                 Over $100,000
                        Charles D. Ellis                None                 Over $100,000
                        Rajiv L. Gupta                  None                 Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel               None                 Over $100,000
                        Alfred M. Rankin, Jr.           None                 Over $100,000
                        J. Lawrence Wilson          Over $100,000            Over $100,000


SMALL-CAP VALUE INDEX
FUND                    John J. Brennan                 None                 Over $100,000
                        Charles D. Ellis            Over $100,000            Over $100,000
                        Rajiv L. Gupta                  None                 Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel               None                 Over $100,000
                        Alfred M. Rankin, Jr.           None                 Over $100,000
                        J. Lawrence Wilson              None                 Over $100,000


TOTAL STOCK MARKET
INDEX FUND              John J. Brennan             Over $100,000            Over $100,000
                        Charles D. Ellis                None                 Over $100,000
                        Rajiv L. Gupta                  None                 Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel           Over $100,000            Over $100,000
                        Alfred M. Rankin, Jr.           None                 Over $100,000
                        J. Lawrence Wilson              None                 Over $100,000
VALUE INDEX FUND        John J. Brennan                 None                 Over $100,000
                        Charles D. Ellis                None                 Over $100,000
                        Rajiv L. Gupta                  None                 Over $100,000
                        JoAnn Heffernan Heisen          None                 Over $100,000
                        Burton G. Malkiel               None                 Over $100,000
                        Alfred M. Rankin, Jr.           None                 Over $100,000
                        J. Lawrence Wilson          Over $100,000            Over $100,000





TRUSTEE COMPENSATION

     The same individuals serve as trustees of all Vanguard funds (with three exceptions, which are noted in the table appearing below), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.


  INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


  "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.


     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.


                VANGUARD INDEX FUNDS TRUSTEE COMPENSATION TABLE


                                              PENSION OR RETIREMENT                    TOTAL COMPENSATION
                              AGGREGATE          BENEFITS ACCRUED   ACCRUED RETIREMENT  FROM ALL VANGUARD
                          COMPENSATION FROM      AS PART OF THESE   BENEFIT AT            FUNDS PAID TO
 NAMES OF TRUSTEES        THESE FUNDS/(1)/   FUNDS' EXPENSES/(1)/   JANUARY 1, 2001        TRUSTEES /(2)/
 -----------------------------------------------------------------------------------------------------------
John J. Brennan.                   None             None                 None                 None
Charles D. Ellis                $27,900              N/A                  N/A              104,000
Rajiv L. Gupta/(3)/                 N/A              N/A                  N/A                  N/A
JoAnn Heffernan Heisen          $27,900           $3,261              $23,607              104,000
Bruce K. MacLaury/(4)/           29,200            2,858               78,176               99,000
Burton G. Malkiel                28,038            2,852               90,680              104,000
Alfred M. Rankin, Jr.            27,900            1,891               46,267              104,000
James O. Welch, Jr./(4)/         27,900            3,455               97,720              104,000
J. Lawrence Wilson               31,922            1,259               67,240              119,000

---------
(1)The amounts shown in this column are based on the Funds' fiscal year ended December 31, 2001.
(2)The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 106 Vanguard funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3)  Mr. Gupta joined the Funds' board, effective December 31, 2001.
(4) Mr. MacLaury and Mr. Welch retired from the Funds' board, effective December 31, 2001.


                             PORTFOLIO TRANSACTIONS

In placing portfolio transactions on behalf of a Fund, The Vanguard Group uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration is given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.
     Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, a Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker dealers.

     During the fiscal years ended December 31, 1999, 2000, and 2001, the Funds paid brokerage commissions in the following amounts:


FUND                                          1999         2000         2001
--------------------------------------- ------------ ------------  -----------
Vanguard Total Stock Market Index Fund   $2,163,000   $1,422,000   $1,968,000
Vanguard 500 Index Fund..............     6,008,000    4,374,000    2,718,000
Vanguard Extended Market Index Fund..     1,122,000    1,366,000      793,000
Vanguard Mid-Cap Index Fund..........       223,000      436,000      593,000
Vanguard Small-Cap Index Fund........     2,284,000    2,453,000    1,712,000
Vanguard Value Index Fund...                552,000      510,000      643,000
Vanguard Small-Cap Value Index Fund..       166,000      202,000      680,000
Vanguard Growth Index Fund...........     2,959,000    1,979,000    1,260,000
Vanguard Small-Cap Growth Index Fund.        49,000      202,000      109,000


                             YIELD AND TOTAL RETURN

The annualized yield of each Fund for the 30-day period ended December 31, 2001 is set forth below.


                                                  SHARE CLASS
                                  ------------------------------------------
      FUND                       INVESTOR    ADMIRAL  INSTITUTIONAL   VIPERS
  ----------------------------  ---------  --------- --------------  --------
  Total Stock Market Index Fund    1.11%       1.16%     1.23%         1.16%
  500 Index Fund                   1.20        1.26       NA            NA
  Extended Market Index Fund       0.84        0.89      0.99           NA
  Mid-Cap Index                    0.85        0.90      1.00           NA
  Small-Cap Index                  1.05        1.12      1.22           NA
  Value Index                      1.50        1.55      1.62           NA
  Small-Cap Value Index            0.90         NA       1.07           NA
  Growth Index                     0.78        0.83      0.90           NA
  Small-Cap Growth Index           0.12         NA       0.29           NA

The average annual total return of each Fund and one-, five-and ten-year periods ended December 31, 2001, or since inception is set forth below:

                                 1 YEAR ENDED         5 YEARS ENDED       10 YEARS ENDED
INVESTOR SHARES/(1)/               12/31/2001            12/31/2001            12/31/2001
                          (or since inception)  (or since inception)  (or since inception)
---------------------------------------------------------------------------------------
500 INDEX FUND
 Return Before Taxes                   -12.02%                10.66%              12.84%
 Return After Taxes on Distributions   -12.45                 10.02               11.95
 Return After Taxes on Distributions    -7.33                  8.54               10.56
   and Sale of Fund Shares
TOTAL STOCK MARKET INDEX FUND
 Return Before Taxes                   -10.97%                 9.74%              12.73%
 Return After Taxes on Distributions   -11.38                  9.02               11.82
 Return After Taxes on Distributions    -6.69                  7.72               10.44
   and Sale of Fund Shares
EXTENDED MARKET INDEX FUND
 Return Before Taxes                    -9.13%                 7.49%              11.07%
 Return After Taxes on Distributions   -10.18                  4.99                9.12
 Return After Taxes on Distributions    -5.07                  5.67                8.84
   and Sale of Fund Shares
MID-CAP INDEX FUND
(Inception May 21,1998)
 Return Before Taxes                    -0.50%                11.27%                N/A
 Return After Taxes on Distributions    -1.25                  8.96                 N/A
 Return After Taxes on Distributions    -0.03                  8.10                 N/A
   and Sale of Fund Shares
SMALL-CAP INDEX FUND
 Return Before Taxes                     3.10%                 8.44%              12.27%
 Return After Taxes on Distributions     2.65                  6.27               10.28
 Return After Taxes on  Distributions    1.89                  6.35                9.73
   and Sale of Fund Shares
VALUE INDEX FUND
 Return Before Taxes                   -11.88%                 9.38%              13.47%
 Return After Taxes on Distributions   -13.43                  7.19               11.42
 Return After Taxes on  Distributions   -6.57                  6.97               10.60
   and Sale of Fund Shares
SMALL-CAP VALUE INDEX FUND(2)
(Inception May 21, 1998)
 Return Before Taxes                    13.70%                 6.45%                N/A
 Return After Taxes on Distributions    11.19                  4.29                 N/A
 Return After Taxes on  Distributions    8.43                  4.04                 N/A
   and Sale of Fund Shares
GROWTH INDEX FUND
(Inception November 2,1992)
 Return Before Taxes                   -12.93%                11.08%              13.20%
 Return After Taxes on Distributions   -13.18                 10.52               12.49
 Return After Taxes on  Distributions   -7.88                  9.00               10.99
   and Sale of Fund Shares
SMALL-CAP GROWTH INDEX FUND(2)
(Inception May 21,1998)
 Return Before Taxes                    -0.78%                 3.94%                N/A
 Return After Taxes on Distributions    -0.83                  3.43                 N/A
 Return After Taxes on  Distributions   -0.47                  3.01                 N/A
   and Sale of Fund Shares


                                 1 YEAR ENDED          5 YEARS ENDED
INSTITUTIONAL SHARES/(1)/          12/31/2001            12/31/2001
                          (or since inception)  (or since inception)
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND
INSTITUTIONAL SHARES
 (Inception July 7, 1997)
 Return Before Taxes                   -10.85%                 6.48%
 Return After Taxes on Distributions   -11.31                  5.73
 Return After Taxes on  Distributions   -6.62                  4.95
   and Sale of Fund Shares
EXTENDED MARKET INDEX FUND
INSTITUTIONAL SHARES
(Inception July 7, 1997)
 Return Before Taxes                    -9.03%                 5.54%
 Return After Taxes on Distributions   -10.13                  2.82
 Return After Taxes on  Distributions   -5.01                  3.98
   and Sale of Fund Shares
MID-CAP INDEX FUND INSTITUTIONAL SHARES
(Inception May 21, 1998)
 Return Before Taxes                    -0.37%                11.43%
 Return After Taxes on Distributions    -1.17                  9.08
 Return After Taxes on  Distributions    0.05                  8.21
   and Sale of Fund Shares
SMALL-CAP INDEX FUND INSTITUTIONAL SHARES
(Inception July 7, 1997)
 Return Before Taxes                     3.27%                 6.89%
 Return After Taxes on Distributions     2.76                  4.47
 Return After Taxes on  Distributions    2.00                  4.96
   and Sale of Fund Shares
VALUE INDEX FUND INSTITUTIONAL SHARES
(Inception July 2, 1998)
 Return Before Taxes                   -11.77%                 1.76%
 Return After Taxes on Distributions   -13.37                 -0.46
 Return After Taxes on Distributions    -6.51                  0.74
   and Sale of Fund Shares
SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES(2)
(Inception December 7, 1999)
 Return Before Taxes                    13.86%                18.86%
 Return After Taxes on Distributions    11.29                 14.84
 Return After Taxes on Distributions     8.53                 13.12
   and Sale of Fund Shares
GROWTH INDEX FUND INSTITUTIONAL SHARES
(Inception May 14, 1998)
 Return Before Taxes                   -12.82%                 1.53%
 Return After Taxes on Distributions   -13.11                  1.02
 Return After Taxes on  Distributions   -7.82                  1.09
   and Sale of Fund Shares
SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES(2) (Inception May 24, 2000.)
 Return Before Taxes                    -0.64%                 2.61%
 Return After Taxes on Distributions    -0.75                  1.59
 Return After Taxes on Distributions    -0.39                  1.76
   and Sale of Fund Shares


                                                              SINCE
                                 1 YEAR ENDED             INCEPTION
ADMIRAL SHARES/(1)/                12/31/2001               THROUGH
                          (or since inception)           12/31/2001
--------------------------------------------------------------------------------
500 INDEX FUND ADMIRAL SHARES
(Inception November 13, 2000)
 Return Before Taxes                   -11.98%               -12.33%
 Return After Taxes on Distributions   -12.42                -12.82
 Return After Taxes on Distributions    -7.30                -10.08
   and Sale of Fund Shares
TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
 (Inception November 13, 2000)
 Return Before Taxes                   -10.89%               -11.73%
 Return After Taxes on Distributions   -11.32                -12.28
 Return After Taxes on Distributions    -6.64                 -9.63
   and Sale of Fund Shares
EXTENDED MARKET INDEX FUND ADMIRAL SHARES
(Inception November 13, 2000)
 Return Before Taxes                    -9.09%               -11.59%
 Return After Taxes on Distributions   -10.15                -15.05
 Return After Taxes on Distributions    -5.05                -10.03
   and Sale of Fund Shares
MID-CAP INDEX FUND ADMIRAL SHARES
(Inception November 12, 2001)
 Return Before Taxes                     8.06%                  N/A
 Return After Taxes on Distributions      N/A                   N/A
 Return After Taxes on Distributions      N/A                   N/A
   and Sale of Fund Shares
SMALL-CAP INDEX FUND ADMIRAL SHARES
(Inception November 13, 2000)
 Return Before Taxes                     3.17%                 4.39%
 Return After Taxes on Distributions     2.70                  0.73
 Return After Taxes on Distributions     1.93                  2.56
   and Sale of Fund Shares
VALUE INDEX FUND ADMIRAL SHARES
(Inception November 13, 2000)
 Return Before Taxes                   -11.83%                -8.07%
 Return After Taxes on Distributions   -13.41                -10.17
 Return After Taxes on Distributions    -6.55                 -6.96
   and Sale of Fund Shares
GROWTH INDEX FUND ADMIRAL SHARES
(Inception November 13, 2000)
 Return Before Taxes                   -12.88%               -17.44%
 Return After Taxes on Distributions   -13.15                -17.70
 Return After Taxes on Distributions    -7.86                -14.05
   and Sale of Fund Shares

(1) Total return figures do not reflect the $10 annual account maintenance fee for accounts under $10,000 or transaction fees no longer in effect.
(2) Total return figures reflect a 0.50% transaction fee on share purchases imposed prior to April 1, 2 002.

AVERAGE ANNUAL TOTAL RETURN
Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               T = (ERV/P)1/n - 1

  Where:

          T    =average annual total return

          P    =a hypothetical initial investment of $1,000

          n    =number of years

          ERV =ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)

Instructions:

     1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

     2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

     3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

     4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

Average Annual Total Return (after taxes on distributions)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:
                               T = (ATVD/P)1/n - 1

  Where:

          T    =average annual total return (after taxes on distributions)

          P =a hypothetical initial investment of $1,000

          n    =number of years

          ATVD =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption
Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                              T = (ATVDR/P)1/n - 1

  Where:

          T =average annual total return (after taxes on distributions and redemption)

          P    =a hypothetical initial investment of $1,000 n =number of years

          ATVDR=ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax B-23 liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d)Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C    =cumulative total return

          P    =a hypothetical initial investment of $1,000

          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       YIELD = 2[((A - B)/CD + 1)/6/ - 1]

  Where:

          a   =dividends and interest earned during the period.
          b   =expenses accrued for the period (net of reimbursements).
          c =the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d   =the maximum offering price per share on the last day of
               the period.




                    INFORMATION ABOUT THE VIPER SHARE CLASS

Vanguard Total Stock Market Index Fund and Vanguard Extended Market Index Fund (the VIPER Funds) offer and issue an exchange-traded class of shares called VIPER Shares. Each VIPER Fund issues VIPER Shares in large blocks, known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation, the Funds' Distributor.
     Each VIPER Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of--or soon to be part of--its target index (Deposit Securities). Each VIPER Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of the Fund's portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each VIPER Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.

EXCHANGE LISTING AND TRADING

Total Stock Market VIPERs and Extended Market VIPERs have been approved for listing on the American Stock Exchange (AMEX) and will trade on the AMEX at market prices that may differ from net asset value.
     There can be no assurance that, in the future, VIPER Shares will continue to meet all of the AMEX's listing requirements. The AMEX may, but is not required to, delist a Fund's VIPER Shares from listing if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the VIPER Shares for 30 or more consecutive trading days; (2) the value of the target index tracked by the Fund (the
Wilshire  5000  Index  for  Total  Stock  Market  VIPERs  or the  Wilshire  4500
Completion Index for Extended Market VIPERs) is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will also delist a Fund's VIPER Shares upon termination of the VIPER Share class.
     As with any stock traded on an exchange, purchases and sales of VIPER Shares will be subject to usual and customary brokerage commissions.


CONVERSIONS AND EXCHANGES

Owners of conventional shares issued by a VIPER Fund (Investor, Admiral, and Institutional Shares) may convert those shares into VIPER Shares of equivalent value of the same fund. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard will impose a charge on conversion transactions and reserves the right, in the future, to limit or terminate the conversion privilege. VIPER Shares, whether acquired through a conversion or purchased in the secondary market, cannot be converted into shares of another class of the same fund.

NOTE FOR  INVESTORS  IN VANGUARD  INSTITUTIONAL  TOTAL STOCK  MARKET INDEX FUND:
Owners of shares issued by Vanguard Institutional Total Stock Market Index Fund CANNOT convert their shares into VIPER Shares of Vanguard Total Stock Market Index Fund because the Funds are separate and distinct. Vanguard Institutional Total Stock Market Index Fund does not issue VIPER Shares.
     Investors that are not Authorized Participants must hold VIPER Shares in a brokerage account. Thus, before converting conventional shares into VIPER Shares, an investor must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into VIPER Shares, an investor must contact her broker. The broker may charge a fee, over and above Vanguard's fee, to process a conversion request.
     Converting conventional shares into VIPER Shares generally is accomplished as follows. First, after the broker notifies Vanguard of an investor's request to convert, Vanguard will transfer conventional shares from the investor's account with Vanguard to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). At this point, Vanguard will no longer have any record of the investor; her ownership of conventional shares and VIPER Shares will be known only to her broker. Next, the broker will instruct Vanguard to convert the appropriate amount of conventional shares in its omnibus account into VIPER Shares of equivalent value. These shares will be held in an account at Vanguard in the name of DTC. (DTC will keep track of which VIPER Shares belong to the broker and the broker, in turn, will keep track of which VIPER Shares belong to its customers.) Because DTC is unable to handle fractional shares, only whole shares will be converted. For example, if the investor owned
300.250 conventional shares, and this was equivalent in value to 90.750 VIPER Shares, the DTC account would receive 90 VIPER Shares. Conventional shares worth
0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. The broker then could either (i) take certain internal actions necessary to credit the investor's account with 0.750 VIPER Shares rather than 2.481 conventional shares, or (ii) redeem the 2.481 conventional shares at net asset value, in which case the investor would receive cash in lieu of those shares. If the broker chooses to redeem the conventional shares, the investor will realize a gain or loss on the redemption that must be reported on her tax return (unless she holds the shares in an IRA or other tax-deferred account). Investors should consult their brokers for information on how the brokers will handle the conversion process, including whether they will impose a fee to process a conversion.
     The conversion process works differently if the investor opts to hold VIPER Shares through an account at Vanguard Brokerage Services (VBS). If the investor converts her conventional shares to VIPER Shares through VBS, all conventional shares for which she requests conversion will be converted into the equivalent amount of VIPER Shares. Because no fractional shares will have to be sold, the transaction will be 100% tax-free.
     Here are some important points to keep in mind when converting conventional shares of a VIPER Fund into VIPER Shares:

- The conversion transaction is nontaxable except, as applicable, to the limited extent described above.
- The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests, once received, on the same or next business day, although processing may take up to three business days depending on when the conversion request is received.
- During the conversion process, the investor will remain fully invested in the Fund's conventional shares, and her investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, the investor will be able to liquidate all or part of her investment by instructing Vanguard or her broker (depending on whether her shares are held in her own account or her broker's omnibus account) to redeem her conventional shares. After the conversion process is complete, the investor will be able to liquidate all or part of her investment by instructing her broker to sell her VIPER Shares.

BOOK ENTRY ONLY SYSTEM

Total Stock Market VIPERs and Vanguard Extended Market VIPERs are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-
entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (NYSE), the AMEX and the National Association of Securities Dealers (NASD). Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the Indirect Participants).
     Beneficial ownership of VIPER Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in VIPER Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of VIPER Shares.
     Each VIPER Fund recognizes DTC or its nominee as the record owner of all VIPER Shares for all purposes. Beneficial Owners of VIPER Shares are not entitled to have VIPER Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of VIPER Shares.
     Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the VIPER Shares of each Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding VIPER Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
     Share distributions shall be made to DTC or its nominee as the registered holder of all VIPER Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in VIPER Shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of VIPER Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.
     The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such VIPER Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
     DTC may determine to discontinue providing its service with respect to VIPER Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates
representing   ownership  of  VIPER   Shares,   unless  the  Trust  makes  other
arrangements with respect thereto satisfactory to the AMEX (or such other exchange on which VIPER Shares may be listed).

PURCHASE AND ISSUANCE OF VIPER SHARES IN CREATION UNITS

The VIPER Funds issue and sell VIPER Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The VIPER Funds will not issue fractional Creation Units.

     A Business Day is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

FUND DEPOSIT

The consideration for purchase of a Creation Unit from a VIPER Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the Deposit Securities) and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.
     The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the Deposit Amount). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).
     Vanguard, through the National Securities Clearing Corporation (NSCC) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each VIPER Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a VIPER Fund until such time as the next-announced Fund Deposit composition is made available. Each VIPER Fund reserves the right to accept a nonconforming Fund Deposit.
     The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the relevant target index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which an Authorized Participant is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, Vanguard may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.
     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate VIPER Fund, and the Fund's determination shall be final and binding.


PROCEDURES FOR PURCHASING CREATION UNITS

To be eligible to place orders with the Distributor and to purchase Creation Units from a VIPER Fund, you must be an Authorized Participant, i.e., a DTC Participant that has executed an agreement with the Trust's Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to purchase or redeem a Creation Unit. If your broker is not a DTC Participant or has not executed a Participant Agreement, it will have to place your order through an Authorized Participant, which may result in additional charges to you. For a current list of Authorized Participants, contact the Distributor.
     An Authorized Participant may place an order to purchase (or redeem) Creation Units of a VIPER Fund either (i) through the Continuous Net Settlement
(CNS) clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the Clearing Process, or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. Purchases (and redemptions) of Creation Units cleared through the Clearing Process will be subject to a lower Transaction Fee than those cleared outside the Clearing Process.
     To initiate a purchase order for a Creation Unit, whether through the Clearing Process or outside the Clearing Process, an Authorized Participant must give notice to the Distributor. The order must be in proper form and must be received by the Distributor prior to the closing time of the regular trading session on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day's NAV. The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participation Agreement.
     Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.
     Neither the Trust, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase (or redemption) order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor's phone systems or fax machines were not operating properly.)
     If you are not an Authorized Participant, you must place your purchase order with an Authorized Participant in a form acceptable to such Authorized Participant. In addition, the Authorized Participant may request that you make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash when required. You should afford sufficient time to permit proper submission of the order by the Authorized Participant to the Distributor prior to Closing Time on the Transmittal Date.


PLACEMENT OF PURCHASE ORDERS USING CLEARING PROCESS

For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent or Index Receipt Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant's purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Cash Component to the appropriate VIPER Fund, together with such additional information as may be required by the Distributor.
     An order to purchase Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to purchase Creation Units through the Clearing Process made in proper form but received after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Deposit Securities and the Cash Component will be transferred by the third NSCC Business Day following the date on which the purchase request is deemed received.


PLACEMENT OF PURCHASE ORDERS OUTSIDE CLEARING PROCESS

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. An order to purchase Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If a Fund's custodian does not receive the Deposit Securities and Cash Component by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to cancel the purchase order and/or charge the purchaser for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

     A VIPER Fund may issue Creation Units to a purchaser before receiving some or all of the Deposit Securities if the purchaser deposits, in addition to the available Deposit Securities and the Cash Component, cash totaling at least 115% of the market value of the undelivered Deposit Securities (the Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time on such date and federal funds in the appropriate amount are deposited with the Custodian by 11 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4 p.m. or federal funds in the appropriate amount are not received by 11 a.m. the next Business Day, then the Fund may reject the order and the investor shall be liable to the Fund for losses, if any, resulting therefrom. Pending delivery of the missing Deposit
Securities, the purchaser must deposit additional cash with the Fund to the extent necessary to maintain the Additional Cash Deposit in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. If the purchaser fails to deliver missing Deposit Securities by 1 p.m. on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or fails to pay additional money to maintain the Additional Cash Deposit at 115% of the marked-to-market value of the missing securities within one Business Day following notification by the Distributor that such a payment is required, the Fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Fund. In addition, the Fund will be entitled to collect a transaction fee of $4,000 in all such cases. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

REJECTION OF PURCHASE ORDERS

Each of the VIPER Funds reserves the absolute right to reject a purchase order transmitted to it by the Distributor. By way of example, and not limitation, a VIPER Fund will reject a purchase order if:

-    the order is not in proper form;
- the investor(s), upon obtaining the VIPER Shares ordered, would own 80% or more of the total combined voting power of all classes of stock issued by the Fund;
- the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date by the Custodian, as described above;
- acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;
- acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
- acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders; or
- circumstances outside the control of the Fund, the Transfer Agent, the Custodian, the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Vanguard, the Distributor, DTC, NSCC, or any other participant in the purchase process, and similar extraordinary events.
     The Distributor shall notify the prospective purchaser of a Creation Unit, and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. The VIPER Funds, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of a Fund Deposit, nor shall any of them incur any liability for the failure to give any such notification.

TRANSACTION FEE ON PURCHASES OF CREATION UNITS

Each of the VIPER Funds imposes a transaction fee (payable to the Fund) to compensate the Fund for the transfer and other transaction costs associated with the issuance of Creation Units. For purchases effected through the Clearing Process, the Transaction Fee is $5,500, regardless of how many Creation Units are purchased. An additional charge of up to $5,500 may be imposed for purchases effected outside the Clearing Process.
     When a VIPER Fund permits a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser will be assessed an additional variable charge on the "cash in lieu" portion of its investment. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with purchasing the relevant Deposit Securities and, if applicable, the estimated market impact costs of purchasing such securities.


REDEMPTION OF VIPER SHARES IN CREATION UNITS

VIPER Shares may be redeemed only in Creation Units; a Fund will not redeem VIPER Shares tendered in less than Creation Unit-size aggregations. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of VIPER Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests in good order will receive the NAV next determined after the request is made.
     An investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities, plus (2) a Cash Redemption Amount equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities, less (3) a Redemption Transaction Fee (described below). If the Redemption Securities have a value greater then the NAV of a Creation Unit, the redeeming investor would pay the Cash Redemption Amount to the Fund, rather than receiving such amount from the Fund.
     Vanguard, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Redemption Securities that will be used (subject to possible amendment or correction) to satisfy redemption requests received in proper form (as defined below) on that day. The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of a investor purchasing a Creation Unit. If a Fund and a redeeming investor mutually agree, the Fund may provide the investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through NSCC.


TRANSACTION FEES ON REDEMPTIONS OF CREATION UNITS

Each of the VIPER Funds imposes a transaction fee (payable to the Fund) to compensate the Funds for the transfer and other transaction costs associated with the redemption of Creation Units. For redemptions effected through the Clearing Process, the Transaction Fee is $5,500, regardless of how many Creation Units are redeemed. An additional charge of up to $5,500 may be imposed for redemptions effected outside the Clearing Process.
     When a VIPER Fund permits a redeeming investor to receive cash in lieu of one or more Redemption Securities, the investor will be assessed an additional variable charge on the "cash in lieu" portion of its redemption. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with selling portfolio securities to raise the necessary cash and, if applicable, the estimated market impact costs of selling such securities.


PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

An order to redeem Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to redeem Creation Units through the Clearing Process made in proper form but received by a Fund after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Redemption Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which the redemption request is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

An Authorized Participant that wishes to place an order to redeem a Creation Unit outside the Clearing Process must state that it is not using the Clearing Process and that redemption instead will be effected through a transfer of VIPER Shares directly through DTC. An order to redeem a Creation Unit of a VIPER Fund outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Fund's Transfer Agent prior to the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Fund's custodian does not receive the required number of VIPER Shares from the redeeming investor by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.
     After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the Redemption Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.
     The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Calculation of Net Asset Value," computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by an Authorized Participant prior to the Closing Time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the Custodian on such Transmittal Date.
     Each of the VIPER Funds reserves the right, in its sole discretion, to require or permit a redeeming investor to receive its redemption proceeds in cash. In such cases, the investor would receive a cash payment equal to the net asset value of its VIPER Shares based on the NAV of those shares next determined after the redemption request is received in proper form (minus a transaction fee, including a charge for cash redemptions, described above).
     If a redeeming investor (or an Authorized Participant through which it is acting) is subject to a legal restriction with respect to a particular stock included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the stock. In addition, each VIPER Fund reserves the right to redeem Creation Units partially for cash to the extent that the Fund could not lawfully deliver one or more Redemption Securities or could not do so without first registering such securities under federal or state law.


                              FINANCIAL STATEMENTS


The Funds' Financial Statements as of and for the year ended December 31, 2001, appearing in the Vanguard U.S. Stock Index Funds 2001 Annual Reports to Shareholders and inserts thereto, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.


                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard U.S. Stock Index Funds, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S 500/BARRA GROWTH INDEX--consists of the stocks in the S&P 500 with the highest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.


WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.


WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the S&P 500 Index.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

RUSSELL   2000  STOCK   INDEX--is   composed   of   approximately   2,000  small
capitalization stocks.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 1000 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/ agency issues and mortgage pass-through securities.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--70% S&P 500 Index and 30% NASDAQ Industrial Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Credit A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Credit A or Better Bond Index, 26% Standard & Poor's/Barra Value Index, 4.5% Standard & Poor's Utilities Index and 4.5% S&P Integrated Telecommunication Services Index).

LEHMAN  BROTHERS LONG CREDIT AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  non-convertible  investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, non-convertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

                                                                   SAI040 042002

                                     PART C

                              VANGUARD INDEX FUNDS
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)    Declaration of Trust*
(b)    By-Laws*
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not applicable
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement
(h)    Amended and Restated Funds' Service Agreement*
(i)    Legal Opinion*
(j)    Consent of Independent Accountants+
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Rule 18f-3 Plan**
(o)    Not Applicable
(p)    Code of Ethics**

  *Filed previously
 **Filed herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other funds in The Vanguard Group of Investment Companies. See the information concerning The Vanguard Group, Inc. set forth in Parts A and B. For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor is or has been engaged for his own account or in the capacity of officer, employee, partner or trustee, reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.

ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodians, First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106, and JP Morgan Chase Bank, N.A., New York, NY 10017-20705.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 11th day of April, 2002. VANGUARD INDEX FUNDS

                                   BY:_____________(signature)________________

                                                 (HEIDI STAM)
                                              JOHN J. BRENNAN*
                                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


         SIGNATURE                       TITLE                       DATE
--------------------------------------------------------------------------------
    /S/ JOHN J. BRENNAN        President, Chairman, Chief         April 11, 2002
        (Heidi Stam)           Executive Officer, and Trustee
      John J. Brennan*
-----------------------------  Trustee                            April 11, 2002
    /S/ CHARLES D. ELLIS
        (Heidi Stam)
     Charles D. Ellis*
-----------------------------  Trustee                            April 11, 2002
     /S/ RAJIV L. GUPTA
        (Heidi Stam)
      Rajiv L. Gupta*
-----------------------------  Trustee                            April 11, 2002
 /S/ JOANN HEFFERNAN HEISEN
        (Heidi Stam)
  JoAnn Heffernan Heisen*
-----------------------------  Trustee                            April 11, 2002
   /S/ BURTON G. MALKIEL
        (Heidi Stam)
     Burton G. Malkiel*
-----------------------------  Trustee                            April 11, 2002
 /S/ ALFRED M. RANKIN, JR.
        (Heidi Stam)
   Alfred M. Rankin, Jr.*
-----------------------------  Trustee                            April 11, 2002
   /S/ J. LAWRENCE WILSON
        (Heidi Stam)
    J. Lawrence Wilson*
-----------------------------  Treasurer, Principal Financial     April 11, 2002
   /S/ THOMAS J. HIGGINS       Officer, and Principal
        (Heidi Stam)           Accounting Officer
     Thomas J. Higgins*

*By Power of Attorney. See File Number 33-32216, filed on January 29, 2002. Incorporated by Reference.

                                  EXHIBIT INDEX



Consent of Independent Accountants. . . . . . . . . . . Ex-99.J
Rule 18f-3 Plan. . . . . . . . . . . . . . . . . . . . .Ex-99.N
Code of Ethics. . . . . . . . . . . . . . . . . . . . . Ex-99.P